                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3706
                                  ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:  August 31, 2004
                          ------------------------------------------------------
Date of reporting period: August 31, 2004
                          ------------------------------------------------------

[front cover]

AUGUST 31, 2004

American Century Investments
Annual Report

California Tax-Free Money Market Fund
California Limited-Term Tax-Free Fund
California Intermediate-Term Tax-Free Fund
California Long-Term Tax-Free Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE
Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
Portfolio Commentary . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28
   Portfolio at a Glance and Yields                                          28

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the annual report for the California Tax-Free Money Market fund and the California Limited-,
Intermediate-, and Long-Term Tax-Free funds for the fiscal year ended August 31,
2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com,  we provide quarterly commentaries on all American Century  portfolios,  the views of our senior investment  officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
February 28, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF AUGUST 31, 2004
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET               0.58%      1.70%      2.38%      3.24%       11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS            0.47%      1.54%      2.24%      3.35%(1)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/04(2)         20 of 64    9 of 48    8 of 36    2 of 2(1)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(2)         17 of 63    9 of 48    8 of 35    2 of 2(1)       --
--------------------------------------------------------------------------------

(1) Since 11/30/83, the date nearest the fund's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
A-1+                                         78%                   78%
--------------------------------------------------------------------------------
A-1                                          22%                   22%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
1-30 days                                    87%                   84%
--------------------------------------------------------------------------------
31-90 days                                    --                    5%
--------------------------------------------------------------------------------
91-180 days                                   --                    9%
--------------------------------------------------------------------------------
More than 180 days                           13%                    2%
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                       0.85%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                       0.85%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     1.25%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     1.30%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     1.40%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     1.44%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

California Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: TODD PARDULA

PERFORMANCE SUMMARY

For the fiscal year ended August 31, 2004, California Tax-Free Money Market outperformed the average return of the 64 California tax-exempt money market funds tracked by Lipper Inc. The fund also outpaced its Lipper peer group average over the five- and 10-year periods ended August 31 despite avoiding the generally higher-yielding securities that are subject to the federal alternative minimum tax. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

Economic growth strengthened early in the one-year period. The U.S. economy, as measured by gross domestic product (GDP), expanded at a 6.1% annual rate in the second half of 2003--its strongest six months since 1984. Job growth, which was essentially flat in 2003, finally began to pick up steam in the spring of 2004, and retail sales also surged.

As a result, the Federal Reserve raised short-term interest rates for the first time in more than four years. The Fed increased its federal funds rate target twice, on June 30 and August 10, boosting it from 1% (a 46-year low) to 1.5%. In general, money market rates tracked the Fed's actions--the fund's yield rose from 0.39% to 0.85% during the period.

The past year was an eventful one for the state of California. Governor Gray
Davis was recalled by California voters in October 2003 and replaced by Arnold
Schwarzenegger, who inherited the enormous fiscal problems that gave California the lowest credit rating of any state in the nation. However, the state was able to raise more than $11 billion in a voter-approved bond issue in the spring of
2004, helping ease California's most immediate financial crunch. Although the state still has work to do to get its fiscal house in order, the progress made so far earned California a credit rating upgrade from the major rating agencies.

PORTFOLIO STRATEGY

Throughout the fiscal year, we continued to invest a majority of the portfolio's assets in short-term variable-rate demand notes (also known as floating-rate notes, or "floaters"). For most of the one-year period, 75-80% of the portfolio was invested in floaters, though this percentage rose to 85% toward the end of the period.

The fund's weighted average maturity began the fiscal year at around 35 days, but we purchased some longer-term municipal money market securities in September and October that we believed offered attractive yields. These purchases extended the average maturity out to about 45 days. Over the next six months, however, we allowed the average maturity to gradually shorten, reaching 12 days in late
April as the portfolio's longer-term securities moved closer to maturity.

We extended the portfolio's average maturity back out to about 45 days in June, purchasing one-year notes at a time when many municipalities were issuing these securities to finance seasonal cash-flow needs for the upcoming fiscal year. The fund's average maturity remained around 45 days through the end of the fiscal year.

We will continue to pursue the fund's investment objective by investing in high-quality short-term municipal securities with income exempt from federal and
California income tax.

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 99.7%

CALIFORNIA -- 99.7%
--------------------------------------------------------------------------------
      $ 9,995,000  ABN AMRO Leasetops
                   Certificates Trust COP, Series
                   2002-1, VRDN, 1.51%, 9/1/04
                   (FSA) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 8/28/02,
                   Cost $9,995,000)(1)                             $  9,995,000
--------------------------------------------------------------------------------
       11,585,202  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 1.51%, 9/1/04
                   (AMBAC) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $11,585,202)(1)                              11,585,202
--------------------------------------------------------------------------------
        2,070,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 1.35%, 9/2/04
                   (LOC: Bank of Nova Scotia)                         2,070,000
--------------------------------------------------------------------------------
        3,870,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   1.45%, 9/2/04 (AMBAC)
                   (LOC: Dexia Credit Local)                          3,870,000
--------------------------------------------------------------------------------
          740,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 1.35%, 9/2/04
                   (AMBAC) (LOC: KBC Bank N.V.)                         740,000
--------------------------------------------------------------------------------
        1,550,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 1.36%, 9/2/04 (LOC:
                   KBC Bank N.V.)                                     1,550,000
--------------------------------------------------------------------------------
        5,140,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   1.30%, 9/2/04 (LOC: California
                   State Teacher's Retirement)                        5,140,000
--------------------------------------------------------------------------------
        4,800,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Jackson Labs), VRDN, 1.29%,
                   9/2/04 (LOC: Fleet National
                   Bank)                                              4,800,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 1.41%,
                   9/2/04 (LOC: Allied Irish Bank
                   plc)                                               1,000,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 1.35%, 9/2/04
                   (LOC: BNP Paribas)                                 2,000,000
--------------------------------------------------------------------------------
        8,000,000  Auburn Union School District
                   COP, VRDN, 1.32%, 9/2/04
                   (FSA) (LOC: Dexia Credit Local)                    8,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,300,000  Barstow Multifamily Housing
                   Rev., (Desert Vista Apartments),
                   VRDN, 1.33%, 9/1/04 (LOC:
                   FHLB)                                           $  2,300,000
--------------------------------------------------------------------------------
        3,690,000  Bay Area Governments
                   Association Rev., Series
                   2001 A, (BART SFO Extension-
                   FTA Capital Grant), 5.00%,
                   6/15/05 (AMBAC)                                    3,789,949
--------------------------------------------------------------------------------
        1,955,000  Berkeley Rev., (YMCA), VRDN,
                   1.30%, 9/2/04 (LOC: BNP
                   Paribas)                                           1,955,000
--------------------------------------------------------------------------------
       15,000,000  California Communities
                   Development Auth. Rev., Series
                   2002 A, (Biola University),
                   VRDN, 1.41%, 9/2/04 (LOC:
                   Allied Irish Bank plc)                            15,000,000
--------------------------------------------------------------------------------
        5,000,000  California Community College
                   Financing Auth. Rev., Series
                   2004 A, 3.00%, 6/30/05 (FSA)                       5,057,413
--------------------------------------------------------------------------------
        3,295,000  California Department of Water
                   Resources Rev., (Power
                   Supply - 748), VRDN, 1.39%,
                   9/2/04 (LOC: Merrill Lynch &
                   Co.) (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        1,050,000  California Department of Water
                   Resources Rev., Series
                   2002 B2, VRDN, 1.40%,
                   9/1/04 (LOC: BNP Paribas)                          1,050,000
--------------------------------------------------------------------------------
          300,000  California Department of Water
                   Resources Rev., Series
                   2002 B5, VRDN, 1.32%,
                   9/1/04 (LOC: Bayerische
                   Landesbank, Westdeutsche
                   Landesbank AG)                                       300,000
--------------------------------------------------------------------------------
        4,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C4, VRDN, 1.32%,
                   9/2/04 (LOC: JPMorgan Chase
                   Bank, California State Teacher's
                   Retirement)                                        4,000,000
--------------------------------------------------------------------------------
        5,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C6, VRDN, 1.32%,
                   9/2/04 (AMBAC) (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                5,000,000
--------------------------------------------------------------------------------
       30,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C7, VRDN, 1.33%,
                   9/2/04 (FSA) (LOC: Dexia
                   Credit Local)                                     30,000,000
--------------------------------------------------------------------------------
       10,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C12, VRDN, 1.30%,
                   9/2/04 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                    10,000,000
--------------------------------------------------------------------------------
       18,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C14, VRDN, 1.33%,
                   9/2/04 (LOC: Westdeutsche
                   Landesbank AG)                                    18,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C16, VRDN, 1.32%,
                   9/2/04 (LOC: Bank of New
                   York)                                           $  6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C17, VRDN, 1.30%,
                   9/2/04 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of Water
                   Resources Rev., Series
                   2002 C18, VRDN, 1.34%,
                   9/2/04 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        3,200,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 1.35%, 9/2/04 (LOC:
                   Bank One N.A.) (Acquired
                   3/8/04, Cost $3,200,000)(1)                        3,200,000
--------------------------------------------------------------------------------
        1,600,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.40%, 9/1/04 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                1,600,000
--------------------------------------------------------------------------------
        3,500,000  California Economic Recovery
                   Rev., Series 2004 C3, VRDN,
                   1.32%, 9/1/04 (SBBPA:
                   Landesbank Hessen-Thuringen
                   Girozentrale)                                      3,500,000
--------------------------------------------------------------------------------
        3,000,000  California Economic Recovery
                   Rev., Series 2004 C12, VRDN,
                   1.30%, 9/1/04 (XLCA)
                   (SBBPA: Depfa Bank plc)                            3,000,000
--------------------------------------------------------------------------------
        2,075,000  California Economic Recovery
                   Rev., Series 2004 L20J, VRDN,
                   1.37%, 9/1/04 (LIQ FAC:
                   Lehman Liquidity Company
                   LLC) (Acquired 5/13/04, Cost
                   $2,075,000)(1)                                     2,075,000
--------------------------------------------------------------------------------
       10,500,000  California Educational Facilities
                   Auth. Rev., (Chapman
                   University), VRDN, 1.43%,
                   9/1/04 (LOC: Allied Irish
                   Bank plc)                                         10,500,000
--------------------------------------------------------------------------------
        3,860,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   1.41%, 9/2/04 (LOC: Allied
                   Irish Bank plc)                                    3,860,000
--------------------------------------------------------------------------------
        7,405,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   1.41%, 9/2/04 (LOC: Allied
                   Irish Bank plc)                                    7,405,000
--------------------------------------------------------------------------------
       10,000,000  California GO, (PT 1210),
                   VRDN, 1.33%, 9/2/04 (MBIA)
                   (LOC: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   12/2/03-12/5/03, Cost
                   $10,000,000)(1)                                   10,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,100,000  California GO, Series 2003 B4,
                   VRDN, 1.32%, 9/1/04 (LOC:
                   BNP Paribas, Bank of New
                   York)                                           $  1,100,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   VRDN, 1.32%, 9/2/04 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                         5,000,000
--------------------------------------------------------------------------------
       14,900,000  California GO, Series 2003 C4,
                   VRDN, 1.32%, 9/2/04 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                        14,900,000
--------------------------------------------------------------------------------
        5,800,000  California Health Facilities
                   Financing Auth. Rev., (Southern
                   California Presbyterian), VRDN,
                   1.34%, 9/1/04 (MBIA) (SBBPA:
                   Bank of America N.A.)                              5,800,000
--------------------------------------------------------------------------------
       13,395,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III), VRDN,
                   1.35%, 9/1/04 (SBBPA: FNMA)                       13,395,000
--------------------------------------------------------------------------------
       10,100,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III), VRDN,
                   1.35%, 9/2/04 (SBBPA: FNMA)                       10,100,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   1.31%, 9/2/04 (AMBAC)
                   (LOC: JPMorgan Chase Bank)                         4,000,000
--------------------------------------------------------------------------------
        2,830,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Rural Community
                   Assistance), VRDN, 1.35%,
                   9/2/04 (LOC: Bank of the
                   West)                                              2,830,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   1.34%, 9/1/04 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
       15,000,000  California School Cash Reserve
                   Program Auth. Rev., Series
                   2004 A, 3.00%, 7/6/05
                   (AMBAC)                                           15,174,294
--------------------------------------------------------------------------------
        6,000,000  California State University
                   Channel Islands Financing
                   Auth. Rev., (Rental Housing),
                   VRDN, 1.60%, 8/1/05 (LOC:
                   Citibank N.A.)                                     6,000,000
--------------------------------------------------------------------------------
        7,690,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted Turtle),
                   VRDN, 1.35%, 9/2/04 (LOC:
                   Allied Irish Bank plc)                             7,690,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $22,100,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   VRDN, 1.36%, 9/1/04 (CRP:
                   Kaiser Permanente)                              $ 22,100,000
--------------------------------------------------------------------------------
        9,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2004 M,
                   VRDN, 1.36%, 9/1/04 (CRP:
                   Kaiser Permanente)                                 9,500,000
--------------------------------------------------------------------------------
        2,200,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., (Senior
                   Living Facility), VRDN, 1.31%,
                   9/2/04 (LOC: Bank of New
                   York)                                              2,200,000
--------------------------------------------------------------------------------
        5,605,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   1.39%, 9/2/04 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,605,000)(1)                                5,605,000
--------------------------------------------------------------------------------
        5,000,000  California GO, (PA 1164),
                   VRDN, 1.52%, 9/2/04 (LOC:
                   Merrill Lynch Capital Services,
                   Inc.) (Acquired 7/10/03, Cost
                   $5,000,000)(1)                                     5,000,000
--------------------------------------------------------------------------------
        4,300,000  City of Fremont COP, (Building
                   & Equipment Financing), VRDN,
                   1.35%, 9/2/04 (LOC: KBC
                   Bank N.V.)                                         4,300,000
--------------------------------------------------------------------------------
       10,000,000  City of Whittier Rev., (Whittier
                   College), VRDN, 1.41%, 9/2/04
                   (RADIAN) (SBBPA: Bank of
                   New York)                                         10,000,000
--------------------------------------------------------------------------------
        2,000,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 1.32%,
                   9/2/04 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,000,000
--------------------------------------------------------------------------------
        4,000,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 1.38%, 9/1/04
                   (LOC: California State
                   Teacher's Retirement)                              4,000,000
--------------------------------------------------------------------------------
        3,155,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 1.30%, 9/2/04 (LOC:
                   California State Teacher's
                   Retirement)                                        3,155,000
--------------------------------------------------------------------------------
        6,440,000  Fresno Unified School District
                   GO, (PT 1626), VRDN, 1.33%,
                   9/2/04 (MBIA) (SBBPA:
                   Westdeutsche Landesbank AG)                        6,440,000
--------------------------------------------------------------------------------
        1,745,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PT 2338), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 8/20/04, Cost
                   $1,745,000)(1)                                     1,745,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)                         $  6,875,000
--------------------------------------------------------------------------------
        6,745,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1214), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 10/24/03-10/29/03,
                   Cost $6,745,000)(1)                                6,745,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)                            2,735,000
--------------------------------------------------------------------------------
        5,500,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1240), VRDN, 1.43%,
                   9/2/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/12/04, Cost
                   $5,500,000)(1)                                     5,500,000
--------------------------------------------------------------------------------
       23,800,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 1.40%, 9/1/04 (LOC:
                   California State Teacher's
                   Retirement)                                       23,800,000
--------------------------------------------------------------------------------
       13,861,332  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 1.37%,
                   9/2/04 (AMBAC) (MBIA)  (SBBPA:
                   State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   4/12/00, Cost $13,861,332)(1)                     13,861,332
--------------------------------------------------------------------------------
        3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Skyline at Southpark), VRDN,
                   1.35%, 9/1/04 (LOC:
                   Westdeutsche Landesbank AG)                        3,100,000
--------------------------------------------------------------------------------
        4,970,000  Los Angeles GO, VRDN, 1.33%,
                   9/2/04 (MBIA) (SBBPA: Merrill
                   Lynch Capital Services, Inc.)                      4,970,000
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A8,
                   VRDN, 1.32%, 9/2/04 (SBBPA:
                   JPMorgan Chase Bank,
                   Westdeutsche Landesbank AG,
                   Bayerische Landesbank, BNP
                   Paribas, Dexia Credit Local)                       3,000,000
--------------------------------------------------------------------------------
        4,400,000  National City Community
                   Development Commission Tax
                   Allocation Rev., Series 2001 B,
                   VRDN, 1.33%, 9/2/04 (AMBAC)
                   (SBBPA: Bank of Nova Scotia)                       4,400,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,750,000  Orange County Rev., (Heritage
                   Point Apartments), VRDN,
                   1.30%, 9/1/04 (LOC: Allied
                   Irish Bank plc)                                 $  1,750,000
--------------------------------------------------------------------------------
       10,000,000  Peninsula Corridor Joint
                   Powers Board Grant
                   Anticipation Notes Rev., Series
                   2003 C, 1.45%, 9/3/04                             10,000,173
--------------------------------------------------------------------------------
        7,200,000  Peninsula Corridor Joint
                   Powers Board Grant
                   Anticipation Notes Rev., Series
                   2004 A, 1.76%, 5/3/05                              7,219,451
--------------------------------------------------------------------------------
        2,000,000  Pomona (City of) COP, VRDN,
                   1.30%, 9/1/04 (LOC: HSH
                   Nordbank AG)                                       2,000,000
--------------------------------------------------------------------------------
        2,300,000  Redwood City COP, (City Hall),
                   VRDN, 1.35%, 9/2/04 (LOC:
                   KBC Bank N.V.)                                     2,300,000
--------------------------------------------------------------------------------
        2,145,000  Riverside County Community
                   Facilities District Special Tax
                   Rev., (No. 89-1), VRDN, 1.35%,
                   9/2/04 (LOC: KBC Bank N.V.)                        2,145,000
--------------------------------------------------------------------------------
        2,695,000  San Bernardino County COP,
                   VRDN, 1.33%, 9/2/04 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   11/29/02, Cost $2,695,000)(1)                      2,695,000
--------------------------------------------------------------------------------
       30,000,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1990 A, (Highland Hills),
                   1.625%, 5/1/05 (GIC: FHLB)
                   (Acquired 4/23/04, Cost
                   $30,081,000)(1)                                   30,054,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 1.39%,
                   9/2/04 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------
        1,985,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   1.35%, 9/2/04 (LOC: FHLB)                          1,985,000
--------------------------------------------------------------------------------
       10,000,000  San Diego County & School
                   District Tax & Rev. Anticipation
                   Notes, Series 2004 A, 3.25%,
                   7/25/05                                           10,146,392
--------------------------------------------------------------------------------
        7,560,000  San Francisco City & County
                   Redevelopment Agency
                   Community Facilities District
                   No. 4 Rev., VRDN, 1.35%,
                   9/2/04 (LOC: Bank of
                   America N.A.)                                      7,560,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 1.32%,
                   9/2/04 (LOC: Dexia Credit
                   Local)                                             3,600,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,700,000  San Jose Multifamily Housing
                   Rev., (Foxchase), VRDN, 1.37%,
                   9/2/04 (FGIC)                                   $  4,700,000
--------------------------------------------------------------------------------
        2,660,000  San Jose Multifamily Housing
                   Rev., (Timberwood), VRDN,
                   1.35%, 9/1/04 (LOC: Wells
                   Fargo & Company)                                   2,660,000
--------------------------------------------------------------------------------
        6,590,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A, (Utility
                   System Financing), VRDN,
                   1.30%, 9/1/04 (LOC:
                   California State Teacher's
                   Retirement)                                        6,590,000
--------------------------------------------------------------------------------
       15,000,000  Santa Clara County-El Camino
                   District Hospital Facilities Auth.
                   ACES Lease Rev., Series
                   1985 A, (Valley Medical
                   Center), VRDN, 1.35%, 9/7/04
                   (LOC: State Street Bank &
                   Trust Co.)                                        15,000,000
--------------------------------------------------------------------------------
        6,750,000  Temecula Public Financing
                   Auth. Special Tax Rev., Series
                   2002 A, (Harveston), VRDN,
                   1.35%, 9/2/04 (LOC: Bank of
                   America N.A.)                                      6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 1.40%, 9/1/04 (LOC:
                   BNP Paribas)                                       1,300,000
--------------------------------------------------------------------------------
        6,550,000  Vallejo COP, VRDN, 1.38%,
                   9/2/04 (LOC: California State
                   Teacher's Retirement)                              6,550,000
--------------------------------------------------------------------------------
        1,215,000  Vallejo COP, VRDN, 1.45%,
                   9/2/04 (LOC: KBC Bank N.V.)                        1,215,000
--------------------------------------------------------------------------------
        5,500,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN, 1.43%,
                   9/1/04 (LOC: Allied Irish Bank
                   plc)                                               5,500,000
--------------------------------------------------------------------------------
        3,400,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   1.35%, 9/2/04 (AMBAC)
                   (SBBPA: Wachovia Bank N.A.)                        3,400,000
--------------------------------------------------------------------------------
        1,600,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Project No. 1),
                   VRDN, 1.35%, 9/2/04 (AMBAC)
                   (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     1,600,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.7%                                                 599,238,206
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                  1,643,898
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $600,882,104
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

AUGUST 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

ACES = Adjustable Convertible Extendable Securities

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

CRP = Corporate Guarantee

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2004, was
    $114,885,534, which represented 19.1% of net assets. Restricted securities considered illiquid represent 5.0% of net assets.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                           1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-
TERM TAX-FREE               2.75%      4.37%      4.41%     4.44%        6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS
3-YEAR MUNICIPAL
BOND INDEX                  2.83%      4.86%      4.92%     4.97%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
SHORT-INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS             3.29%      4.21%      4.49%     4.52%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/04(3)          11 of 13    6 of 10    3 of 5    2 of 2(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(3)          11 of 14    6 of 10    4 of 6    2 of 2(2)       --
--------------------------------------------------------------------------------

(1) Since 5/31/92, the date nearest the fund's inception for which data are available.

(2) Since 6/4/92, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
-----------------------------------------------------------------------------------------------
                   1995   1996    1997    1998    1999    2000    2001    2002    2003    2004
-----------------------------------------------------------------------------------------------
California
Limited-Term
Tax-Free           5.33%  3.87%   5.42%   5.40%   2.26%   5.44%   6.94%   4.91%   1.87%   2.75%
-----------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index         6.66%  3.95%   5.65%   5.76%   2.92%   4.72%   8.05%   5.71%   3.06%   2.83%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Limited-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Limited-Term Tax-Free (Cal Limited-Term) returned 2.75% for the fiscal year ended August 31, 2004, outpacing its return for the prior fiscal year. By comparison, the 13 funds in Lipper's California Short/Intermediate
Municipal Debt Funds category averaged a total return of 3.29% for the 12 months. (Please see page 9 for additional details.)

From a longer-term perspective, Cal Limited-Term remained fairly competitive.
However, peer-compared performance for the just-ended fiscal year fell below where we were aiming. We discuss that result in the Portfolio Positioning &
Strategies section later on in this commentary.

YIELD SUMMARY & PERSPECTIVE

Cal Limited-Term seeks safety of principal and high current income that is exempt from federal and California income tax. Along those lines, the fund's
30-day SEC yield finished out the fiscal year at 1.92%. (Please see the accompanying yields table.)

Although the 30-day SEC yield finished almost unchanged from the start of the 12 months, it was noticeably higher than at the end of February, when the yield was
1.45%. That disparity helps to illustrate what was essentially two very different periods for shorter-term municipal bonds: the first half of the fiscal year, when bonds generally rallied and yields fell amid expectations for interest rates to remain on hold for the foreseeable future, and the second half, during which short-term interest rates rose and bond prices edged lower.

ECONOMIC & MARKET PERSPECTIVE

U.S. bond prices rose and yields fell for the fiscal year as economic growth slowed and inflation spiked, then settled down. After growing at a 7.4% annual rate in the third quarter of 2003, U.S. economic expansion slowed to a 3.3% rate in the second quarter of 2004 as higher energy prices reduced consumer spending and threatened corporate profits.

Inflation became a concern as the monthly change in the "core" consumer price index (CPI minus energy and food prices) rose 0.4% in March 2004, the highest since November 2001. That, plus spikes in job growth and retail sales, helped trigger a bond selloff in April

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.1 yrs               3.6 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 2.9 yrs               3.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       1.92%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     2.82%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     2.94%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     3.16%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     3.26%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

and May of 2004 and helped motivate the Federal Reserve (the Fed) to start raising its overnight interest rate target to combat potential future inflation.

But core inflation returned to a mild 0.1% monthly rate during the summer of
2004 and job growth decelerated as the economy hit what the Fed described as a
"soft patch." That helped produce a fiscal-year-ending bond rally that--when matched with gains from the beginning of the period--more than offset the
April-May losses.

For the fiscal year, tax-exempt municipal securities generally outperformed taxable securities -- the broad Lehman Brothers Municipal Bond Index returned
7.11% compared with 6.13% for the Lehman Brothers U.S. Aggregate Index.
Municipals benefited from declining issuance (less supply) and continued
improvement in state economic growth, which meant higher tax revenues.

PORTFOLIO POSITIONING & STRATEGIES

In addition to high current income, Cal Limited-Term is conservatively managed to seek safety of principal.

Along those lines, we established what we believed to be a fairly low sensitivity to interest rates and a bond portfolio structure that we expected to perform well in a rising-rate environment. However, municipal bond prices held up surprisingly well, especially during the first half of the fiscal year.

In fact, Cal Limited-Term's total return for the first six months was slightly higher than its return for the fiscal year as a whole. Had the portfolio been less conservatively positioned, those first-half gains might have been higher and boosted the fund's relative performance for the year as a whole. The fund's second-half return was narrowly negative, providing us with a comparatively limited opportunity to overcome first-half performance.

Looking ahead, we remain committed to pursuing the fund's investment objective by investing in municipal securities with income payments exempt from federal and California income tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
AAA                                         62%                   72%
--------------------------------------------------------------------------------
AA                                           6%                    5%
--------------------------------------------------------------------------------
A                                           24%                   12%
--------------------------------------------------------------------------------
BBB                                          8%                   11%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                32%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                               19%
--------------------------------------------------------------------------------
Electric Revenue                                                  11%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                  6%
--------------------------------------------------------------------------------
Hospital Revenue                                                   5%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.2%

CALIFORNIA -- 77.2%
--------------------------------------------------------------------------------
      $ 2,335,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)                         $  2,414,323
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                            2,854,837
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            3,065,731
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                            1,006,270
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,757,762
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth.
                   Rev., Series 2003 A, (Odd
                   Fellows Home), 4.00%,
                   11/15/07 (California Mortgage
                   Insurance)                                         1,590,969
--------------------------------------------------------------------------------
        1,000,000  California Community College
                   Financing Auth. Rev., Series
                   2004 A, 3.00%, 6/30/05 (FSA)                       1,013,000
--------------------------------------------------------------------------------
        2,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   3.00%, 5/1/06 (MBIA)                               2,044,920
--------------------------------------------------------------------------------
        3,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/08                                      3,306,480
--------------------------------------------------------------------------------
        2,000,000  California Economic Recovery
                   Rev., Series 2004 A, 5.00%,
                   1/1/09                                             2,198,460
--------------------------------------------------------------------------------
        1,250,000  California Economic Recovery
                   Rev., Series 2004 A, 5.00%,
                   7/1/10 (MBIA)                                      1,390,250
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05                             476,746
--------------------------------------------------------------------------------
        1,000,000  California GO, 6.35%, 11/1/04
                   (FGIC)                                             1,008,240
--------------------------------------------------------------------------------
        1,615,000  California GO, 9.00%, 11/1/04                      1,635,010
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)                                            4,871,448
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,709,600
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)                                            2,776,750
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,298,140
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,129,760
--------------------------------------------------------------------------------
          725,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                                 745,909
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of California
                   Projects), 5.50%, 6/1/10                             557,850
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,190,000  California Public Works Board
                   Lease Rev., Series 2004 A,
                   (Department of Mental
                   Health - Coalinga), 5.00%,
                   6/1/06                                          $  6,500,056
--------------------------------------------------------------------------------
        1,125,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/05                             1,152,821
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/06                             1,046,570
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/12                             1,052,530
--------------------------------------------------------------------------------
          345,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., Series
                   2001 B, (Pooled Financing
                   Program), 3.00%, 10/1/04
                   (FSA)                                                345,490
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,291,986
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals), 5.00%,
                   2/1/07                                               931,248
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/08                                       939,920
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/09                                     1,313,624
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/10                                        717,019
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/11                                        912,924
--------------------------------------------------------------------------------
        1,390,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/13                                      1,395,046
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,142,150
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               336,521
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,200,000  California State University
                   Channel Islands Financing Auth.
                   Rev., Series 2004 A, (Rental
                   Housing & Town Center),
                   2.50%, 8/1/07 (LOC: Citibank
                   N.A.)                                           $  4,245,486
--------------------------------------------------------------------------------
        6,000,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                      6,128,819
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,340,273
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,821,690
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North
                   Long Beach Redevelopment),
                   5.00%, 8/1/10 (AMBAC)                                832,680
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance Auth.
                   GO, Series 2002 A, (North
                   Long Beach Redevelopment),
                   5.00%, 8/1/11 (AMBAC)                              2,571,664
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.75%, 7/1/07 (ACA)                                  526,225
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   4.875%, 7/1/08 (ACA)                                 651,857
--------------------------------------------------------------------------------
          500,000  Los Angeles County
                   Community Facilities District
                   No. 3 Special Tax Rev., Series
                   2000 A, (Improvement Area B),
                   4.125%, 9/1/05 (AMBAC)                               513,475
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,369,829
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2003 A, (Proposal C), 5.00%,
                   7/1/06 (MBIA)                                      2,124,020
--------------------------------------------------------------------------------
        1,360,000  Los Angeles County Public
                   Works Financing Auth. Lease
                   Rev., Series 1996 A, 6.00%,
                   9/1/04 (MBIA)                                      1,360,000
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,517,525
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 4.125%,
                   9/1/12 (AMBAC)                                       605,015
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   520,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/05                        $    531,939
--------------------------------------------------------------------------------
          750,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/06                             782,933
--------------------------------------------------------------------------------
        1,600,000  Napa Valley Community College
                   District GO, Series 2003 A,
                   2.50%, 8/1/06 (MBIA)                               1,627,920
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,420,719
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,336,180
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (AMBAC)                              1,353,772
--------------------------------------------------------------------------------
        3,500,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             3,893,400
--------------------------------------------------------------------------------
        1,230,000  Orange County Refunding
                   Recovery Rev., Series 1995 A,
                   6.00%, 6/1/08 (MBIA)                               1,394,500
--------------------------------------------------------------------------------
        2,295,000  Pacific Housing & Finance
                   Agency Lease Rev., Series
                   1999 A, (Pass Thru Obligation-
                   Lease Purchase), 4.625%,
                   12/1/04 (MBIA)                                     2,307,416
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              1,966,590
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          636,521
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,885,505
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,231,262
--------------------------------------------------------------------------------
        2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                       2,865,473
--------------------------------------------------------------------------------
        1,350,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 6.00%, 11/15/05 (FSA)                      1,423,116
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,351,660
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,036,300
--------------------------------------------------------------------------------
        1,075,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/05
                   (AMBAC)                                            1,082,439
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)                                            1,143,198
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,270,000  San Diego County COP, 5.00%,
                   10/1/05                                         $  1,314,437
--------------------------------------------------------------------------------
        3,500,000  San Diego Unified School
                   District Tax & Rev. Anticipation
                   Notes, 3.00%, 7/25/05                              3,546,900
--------------------------------------------------------------------------------
        1,050,000  San Francisco Port Commission
                   Rev., 3.00%, 7/1/07 (XLCA)                         1,080,965
--------------------------------------------------------------------------------
        1,200,000  Santa Ana COP, Series 2003 A,
                   3.00%, 6/1/06 (AMBAC)                              1,228,404
--------------------------------------------------------------------------------
        1,000,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   2.00%, 3/1/06 (AMBAC)                              1,006,570
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,189,500
--------------------------------------------------------------------------------
        5,000,000  Santa Clara County Financing
                   Auth. Rev., (Measure B
                   Transportation Improvement
                   Program), 4.00%, 8/1/06                            5,185,900
--------------------------------------------------------------------------------
        5,000,000  Santa Clara Valley
                   Transportation Auth. Sales Tax
                   Rev., Series 2003 A, 4.00%,
                   10/2/06 (AMBAC)                                    5,226,700
--------------------------------------------------------------------------------
          970,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 A,
                   (Improvement Districts 1, 2,
                   2A, 8), 7.25%, 8/1/10 (MBIA)                       1,191,170
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 1994 C, (Foothill
                   Area), 7.50%, 8/15/07 (FGIC)                       1,445,200
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                        2,220,280
--------------------------------------------------------------------------------
        1,500,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (San Juan Unit 3),
                   4.00%, 1/1/05 (FSA)                                1,513,020
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,276,816
--------------------------------------------------------------------------------
        1,165,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.20%,
                   12/1/07                                            1,241,704
--------------------------------------------------------------------------------
          265,000  Tehachapi COP, (Installment
                   Sale), 4.80%, 11/1/04 (FSA)                          266,505
--------------------------------------------------------------------------------
        1,385,000  Truckee-Donner Public Utility
                   District COP, Series 2003 A,
                   3.50%, 1/1/06 (ACA)                                1,405,761
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,409,791
--------------------------------------------------------------------------------
        1,325,000  Upland COP, (San Antonio
                   Community Hospital), 5.75%,
                   1/1/07                                             1,396,497
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,060,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/05 (XLCA)                      $  3,082,093
--------------------------------------------------------------------------------
        3,250,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/06 (XLCA)                         3,312,075
--------------------------------------------------------------------------------
        1,375,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/07 (XLCA)                         1,408,193
--------------------------------------------------------------------------------
                                                                    169,758,242
--------------------------------------------------------------------------------
GUAM -- 2.5%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)                               5,545,750
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLES -- 1.9%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,489,353
--------------------------------------------------------------------------------
        1,075,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                        1,154,066
--------------------------------------------------------------------------------
        1,430,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.75%, 6/1/10 (ACA)                        1,584,640
--------------------------------------------------------------------------------
                                                                      4,228,059
--------------------------------------------------------------------------------
PUERTO RICO -- 14.8%
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          1,641,675
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,060,500
--------------------------------------------------------------------------------
        2,835,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/05                                             2,893,203
--------------------------------------------------------------------------------
          205,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/06(1)                                            213,831
--------------------------------------------------------------------------------
        1,260,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/06                                             1,308,586
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,090,240
--------------------------------------------------------------------------------
       11,790,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08                                            12,737,326
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/06                          3,169,499
--------------------------------------------------------------------------------
        2,460,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/08                          2,679,629
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,681,200
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,434,363
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,690,695
--------------------------------------------------------------------------------
                                                                     32,600,747
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.8%
--------------------------------------------------------------------------------
      $ 1,275,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/05                          $  1,302,311
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/06                             1,032,720
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,621,335
--------------------------------------------------------------------------------
                                                                      3,956,366
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $209,568,408)                                                 216,089,164
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.4%

CALIFORNIA -- 0.4%
--------------------------------------------------------------------------------
          350,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.40%, 9/1/04 (SBBPA:
                   Landesbank
                   Baden-Wuerttemburg)                                  350,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

        $ 300,000  California State Department of
                   Water Resources Rev., Series
                   2002 B5, VRDN, 1.32%,
                   9/1/04 (LOC: Bayerische
                   Landesbank, Westdeutsche
                   Landesbank AG)                                     $ 300,000
--------------------------------------------------------------------------------
          200,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 93-14), VRDN,
                   1.32%, 9/1/04 (LOC: Bank of
                   America N.A.)                                        200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $850,000)                                                         850,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

          670,000  Federated California Municipal
                   Cash Trust
(Cost $670,000)                                                         670,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 98.9%
(Cost $211,088,408)                                                 217,609,164
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.1%                                  2,340,302
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $219,949,466
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2004
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR     5 YEARS   10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE                   5.13%      5.55%      5.46%      6.31%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX            4.58%      5.79%      5.65%      6.91%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS            4.98%      5.38%      5.34%      6.31%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/04(3)         22 of 44    9 of 24    6 of 13    1 of 1(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(3)         26 of 44    8 of 25    6 of 13    1 of 1(2)       --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Intermediate-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                       1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
California
Intermediate-Term
Tax-Free               7.09%   4.79%   7.39%   7.00%   0.74%   6.95%   8.22%   5.63%   1.91%   5.13%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index               8.12%   3.80%   6.68%   6.81%   2.21%   5.33%   8.99%   6.56%   3.57%   4.58%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Intermediate-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: ROBERT MILLER

RETURN SUMMARY & PERSPECTIVE

California Intermediate-Term Tax-Free (Cal Intermediate-Term) returned 5.13% for the fiscal year ended August 31, 2004, reflecting a moderately upbeat performance by municipal bonds. By comparison, the average return of Cal
Intermediate-Term's 44-fund Lipper peer group was 4.98%. (Please see page 17 for additional details.)

From a longer-term perspective, Cal Intermediate-Term also outperformed the peer group's average annual total returns for the five- and 10-year periods ended
August 31, 2004.

In addition, lower-than-average expenses continued to lend a helping hand. As of
August 31, 2004, the fund's annual expense ratio was 50 basis points (0.50%)
compared with the Lipper group average of 90 basis points. All else being equal, lower expenses typically translate into higher yields and returns.

YIELD SUMMARY & PERSPECTIVE

Cal Intermediate-Term seeks safety of principal and high current income that is exempt from federal and California income tax.

Along those lines, the fund's 30-day SEC yield finished out the fiscal year at
2.64%, down from 2.95% at the end of August 2003. The accompanying yields table translates the fund's 30-day SEC yield as of August 31, 2004, into its higher, tax-equivalent versions.

ECONOMIC & MARKET PERSPECTIVE

U.S. bond prices rose and yields fell for the fiscal year as economic growth slowed and inflation spiked, then settled down. After growing at a 7.4% annual rate in the third quarter of 2003, U.S. economic expansion slowed to a 3.3% rate in the second quarter of 2004 as higher energy prices reduced consumer spending and threatened corporate profits.

Inflation became a concern as the monthly change in the "core" consumer price index (CPI minus energy and food prices) rose 0.4% in March 2004, the highest since November 2001. That, plus spikes in job growth and retail sales, helped trigger a bond selloff in April and May of 2004 and helped motivate the Federal
Reserve (the Fed) to start

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.8 yrs               8.1 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.6 yrs               4.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       2.64%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     3.88%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.04%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     4.34%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     4.48%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Portfolio Commentary

raising its overnight interest rate target to combat potential future inflation.

But core inflation returned to a mild 0.1% monthly rate during the summer of
2004 and job growth decelerated as the economy hit what the Fed described as a
"soft patch." That helped produce a fiscal-year-ending bond rally that--when matched with gains from the beginning of the period--more than offset the
April-May losses.

For the fiscal year, tax-exempt municipal securities generally outperformed taxable securities -- the broad Lehman Brothers Municipal Bond Index returned
7.11% compared with 6.13% for the Lehman Brothers U.S. Aggregate Index.
Municipals benefited from declining issuance (less supply) and continued
improvement in state economic growth, which meant higher tax revenues.

PORTFOLIO POSITIONING & STRATEGIES

In addition to seeking high current income, Cal Intermediate-Term seeks safety of principal. We continued to invest the portfolio in quality municipal securities to help accomplish that objective, focusing primarily on triple-A or double-A bonds, which represented 83% of the portfolio at the end of August. We also remained on the lookout for what we believed were attractively valued investment-grade securities with lower credit ratings and compelling credit stories.

In addition, we reduced Cal Intermediate-Term's duration (a widely used gauge of interest rate sensitivity) from 4.9 years as of the end of August 2003, to 4.6 years as of the end of August 2004. That strategy was chosen in anticipation of higher interest rates as the economy improved and inflation became a more pressing concern, but didn't pay off as well as we'd hoped due to the bond market's performance.

As those strategies hopefully help to illustrate, we remain committed to pursuing the fund's investment objective by investing in municipal securities with income payments exempt from federal and California income tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
AAA                                         74%                   76%
--------------------------------------------------------------------------------
AA                                           9%                    9%
--------------------------------------------------------------------------------
A                                           12%                    8%
--------------------------------------------------------------------------------
BBB                                          5%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation                                                24%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                               20%
--------------------------------------------------------------------------------
Electric Revenue                                                  14%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            9%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                  8%
--------------------------------------------------------------------------------

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.5%

CALIFORNIA -- 85.6%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing Auth.
                   GO, (Community Correctional
                   Facility), 4.00%, 4/1/05                        $  1,013,787
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)                                             5,247,716
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,537,682
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08
                   (California Mortgage Insurance)                    1,713,020
--------------------------------------------------------------------------------
        1,085,000  California Department of Water
                   Resources Rev., Series 1998 U,
                   5.125%, 12/1/08, Prerefunded
                   at 101% of Par(1)                                  1,221,102
--------------------------------------------------------------------------------
        1,500,000  California Department of Water
                   Resources Rev., Series 2001 W,
                   (Central Valley Project), 5.50%,
                   12/1/17                                            1,692,600
--------------------------------------------------------------------------------
        2,645,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/08                                      2,915,213
--------------------------------------------------------------------------------
        3,750,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.50%, 5/1/12                                      4,243,575
--------------------------------------------------------------------------------
        7,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/17 (XLCA)                              7,752,290
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,140,720
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,174,563
--------------------------------------------------------------------------------
        1,315,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/15                        1,404,354
--------------------------------------------------------------------------------
          430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                          450,670
--------------------------------------------------------------------------------
        1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                          1,774,905
--------------------------------------------------------------------------------
        5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                             5,817,400
--------------------------------------------------------------------------------
        1,985,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             2,171,173
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (AMBAC)                                            5,169,651
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (AMBAC)                                            3,832,300
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                          $  5,699,400
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)                                            11,095,599
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2004 A,
                   5.25%, 1/1/10                                      5,583,100
--------------------------------------------------------------------------------
        4,000,000  California GO, Series 2004 A,
                   5.00%, 7/1/12 (MBIA)                               4,460,000
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,210,100
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,099,630
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,137,296
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Secretary of State), 6.20%,
                   12/1/05 (AMBAC)                                    3,173,100
--------------------------------------------------------------------------------
        2,375,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/14                                             2,689,260
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of
                   California Projects), 6.15%,
                   11/1/04                                            3,082,650
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12                             3,294,432
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (AMBAC)                            1,391,875
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06
                   (California Mortgage
                   Insurance)(1)                                      8,612,080
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,590,694
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,856,178
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                       2,761,452
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                   $  2,295,048
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)                                      2,309,122
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,270,000
--------------------------------------------------------------------------------
        5,435,000  Contra Costa Transportation
                   Auth. Sales Tax Rev., Series
                   1993 A, 6.00%, 3/1/05 (FGIC)                       5,558,701
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/08
                   (FSA)                                              1,339,694
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,566,317
--------------------------------------------------------------------------------
        4,000,000  El Cajon Redevelopment
                   Agency COP, 5.20%, 10/1/15
                   (AMBAC)                                            4,207,640
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16
                   (FGIC)                                             1,258,757
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17
                   (FGIC)                                             1,172,541
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/15
                   (MBIA)                                             1,112,210
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/16
                   (MBIA)                                             1,358,415
--------------------------------------------------------------------------------
        1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                      1,370,273
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,428,752
--------------------------------------------------------------------------------
          500,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/04                                               500,000
--------------------------------------------------------------------------------
        1,635,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                             1,711,404
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,766,696
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,901,892
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/16                                   $  2,800,487
--------------------------------------------------------------------------------
        2,810,000  Fresno Special Tax Rev.,
                   (Community Facilities
                   District No. 3), 4.75%, 9/1/05
                   (LOC: Rabobank International)                      2,827,478
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)                                 8,186,945
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (AMBAC)                                     1,869,602
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             3,026,709
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/16                          2,171,633
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (AMBAC)                                            4,215,560
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency Parking
                   System Rev., (Cinerama Dome
                   Public Package Project),
                   5.30%, 7/1/13 (ACA)                                1,086,619
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,343,357
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,264,660
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                       3,365,610
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,324,219
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     4,074,219
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             4,019,715
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (MBIA)(1)                           3,572,375
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/10, Prerefunded
                   at 100% of Par (FGIC)(1)                           9,233,759
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                            $  5,566,100
--------------------------------------------------------------------------------
        3,000,000  Los Angeles Unified School
                   District GO, Series 2003 F,
                   (Election of 1997), 5.00%,
                   7/1/16 (FSA)                                       3,266,670
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,545,583
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08                       3,633,090
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%, 7/1/09                      3,247,828
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School
                   District No. 1 Facilities
                   Improvement GO, 5.25%,
                   8/1/20 (FGIC)                                      1,641,904
--------------------------------------------------------------------------------
        1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                      1,194,820
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,623,595
--------------------------------------------------------------------------------
        4,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/07 (AMBAC)                                    4,393,720
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (AMBAC)                              1,448,847
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,013,550
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (AMBAC)                                    2,468,261
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             2,014,759
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,112,640
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,356,210
--------------------------------------------------------------------------------
        6,220,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             6,919,128
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      1,958,448
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                            $  1,181,275
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                             1,028,119
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            9,173,840
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)                               5,891,949
--------------------------------------------------------------------------------
        2,165,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10
                   (MBIA)                                             2,510,014
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(1)                                          1,906,934
--------------------------------------------------------------------------------
        3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                            3,646,015
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,656,201
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07 (MBIA)                      5,535,750
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)                                            1,898,197
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)                                            1,999,699
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.70%, 11/1/17                     2,182,128
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Horton Plaza), 5.80%, 11/1/21                     2,818,001
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,534,110
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,495,225
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,054,396
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (AMBAC)                            3,712,939
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Santa Clara Redevelopment
                   Agency Tax Allocation Rev.,
                   (Bayshore North), 5.00%,
                   6/1/15 (MBIA)                                   $  1,032,130
--------------------------------------------------------------------------------
        2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                      2,300,138
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%, 9/1/16
                   (MBIA)                                             1,239,997
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,418,113
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (LOC: PNC Bank)                             2,359,220
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/17
                   (FSA)                                              5,523,650
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission), 5.25%, 7/1/18
                   (FSA)                                              3,652,612
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/17 (AMBAC)                                     2,251,540
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,127,120
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,954,067
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                346,951
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              2,018,034
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,141,379
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                                1,202,569
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,243,290
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                                1,309,015
--------------------------------------------------------------------------------
          500,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                             513,610
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,205,530
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facilities Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,277,903
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,010,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                      $  1,075,529
--------------------------------------------------------------------------------
                                                                    358,342,318
--------------------------------------------------------------------------------
GUAM -- 1.1%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, 5.50%, 12/1/10 (FSA)                       4,583,760
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLES -- 0.8%
--------------------------------------------------------------------------------
        1,485,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,611,715
--------------------------------------------------------------------------------
        1,555,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,699,537
--------------------------------------------------------------------------------
                                                                      3,311,252
--------------------------------------------------------------------------------
PUERTO RICO -- 10.0%
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(1)                                          5,472,250
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,090,240
--------------------------------------------------------------------------------
       10,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08                                            10,803,499
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (AMBAC)                                            3,353,130
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,133,640
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                3,030,205
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,658,508
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,668,211
--------------------------------------------------------------------------------
        3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                              3,598,274
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      5,216,764
--------------------------------------------------------------------------------
                                                                     42,024,721
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.0%
--------------------------------------------------------------------------------
        1,890,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/06                             1,951,841
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/08 (FSA)                       1,060,060
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                  $  1,111,782
--------------------------------------------------------------------------------
                                                                      4,123,683
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $385,705,621)                                                 412,385,734
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
          400,000  California Department of Water
                   Resources Rev., Series
                   2002 B6, VRDN, 1.33%,
                   9/1/04 (LOC: State Street
                   Bank & Trust Co.)
(Cost $400,000)                                                         400,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          723,000  Federated California Municipal
                   Cash Trust
(Cost $723,000)                                                    $    723,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 98.8%
(Cost $386,828,621)                                                 413,508,734
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                  5,145,835
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $418,654,569
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF AUGUST 31, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LONG-
TERM TAX-FREE              6.83%       6.38%      6.26%     7.49%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                 9.24%       7.38%      7.22%     9.17%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL
DEBT FUNDS
AVERAGE RETURNS            7.04%       5.65%      5.78%     7.50%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 8/31/04(3)         68 of 128   11 of 98   11 of 61   1 of 1(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 9/30/04(3)         66 of 128    8 of 98   10 of 63   1 of 1(2)       --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                   1995    1996     1997     1998     1999    2000     2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
California Long-
Term Tax-Free      7.21%   6.77%    9.70%    9.25%   -1.85%   7.79%   10.55%   5.14%   1.81%   6.83%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index         9.43%   6.88%   11.24%   10.51%   -2.14%   7.34%   12.35%   5.62%   2.62%   9.24%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

California Long-Term Tax-Free - Portfolio Commentary

PORTFOLIO MANAGER: DAVE MACEWEN

RETURN SUMMARY & PERSPECTIVE

California Long-Term Tax-Free (Cal Long-Term) returned 6.83% for the fiscal year ended August 31, 2004, the fund's highest fiscal-year return since 2001, as the
U.S. bond market rallied and yields fell.

Though the fund outperformed the average return of its Lipper California
Municipal Debt Funds peer group for the five- and 10-year periods ended August
31, 2004, it trailed for the fiscal year, which we'll discuss in the Portfolio
Positioning & Strategy section on page 29.

The fund and its peer group underperformed the Lehman Brothers Long-Term
Municipal Bond Index because the index's longer duration (greater price sensitivity to interest rate changes) boosted its return--municipal bonds with longer durations outperformed those with shorter durations during the fiscal year (see pages 26-27 for total return comparisons).

YIELD SUMMARY & PERSPECTIVE

Our investment objectives are to seek safety of principal and high current income that is exempt from federal and California income tax. As of August 31,
2004, we'd invested approximately 76% of the portfolio in debt securities with maturities of 10 years or longer. These bonds offer higher yields as compensation for their potentially increased exposure to inflation risk.

The fund's 30-day SEC yield declined from 3.92% on August 31, 2003 to 3.38% at fiscal year end as the bond market rallied. That still translated to attractive tax-equivalent yields for California investors (see the yield table above).

ECONOMIC & MARKET PERSPECTIVE

U.S. bond prices rose and yields fell for the fiscal year as economic growth slowed and inflation spiked, then settled down. After growing at a 7.4% annual rate in the third quarter of 2003, U.S. economic expansion slowed to a 3.3% rate in the second quarter of 2004 as higher energy prices reduced consumer spending and threatened corporate profits.

Inflation became a concern as the monthly change in the "core" consumer price index (CPI minus energy and food prices) rose 0.4% in March 2004, the highest since November 2001. That,

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  14.5 yrs              16.0 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 6.1 yrs               7.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.38%
--------------------------------------------------------------------------------
  30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.97%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     5.18%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.56%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.73%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income tax.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

plus spikes in job growth and retail sales, helped trigger a bond selloff in
April and May of 2004 and helped motivate the Federal Reserve (the Fed) to start raising its overnight interest rate target to combat potential future inflation.

But core inflation returned to a mild 0.1% monthly rate during the summer of
2004 and job growth decelerated as the economy hit what the Fed described as a
"soft patch." That helped produce a fiscal-year-ending bond rally that--when matched with gains from the beginning of the period--more than offset the
April-May losses.

For the fiscal year, tax-exempt municipal securities generally outperformed taxable securities -- the broad Lehman Brothers Municipal Bond Index returned
7.11% compared with 6.13% for the Lehman Brothers U.S. Aggregate Index.
Municipals benefited from declining issuance (less supply) and continued
improvement in state economic growth, which meant higher tax revenues.

PORTFOLIO POSITIONING & STRATEGY

When we seek safety of principal, we try to reduce credit risk (the possibility that a bond won't be paid) by buying QUALITY debt securities--bonds either rated independently to be in the top four credit quality categories, or determined by us to be of comparable quality. As of August 31, 2004, the portfolio's weighted average credit quality was AA+, based on holdings that were primarily rated AAA
(see the table below) and 71% insured.

To maintain principal, we also make adjustments to duration. The table at the bottom of page 28 shows that we shortened duration during the fiscal year. We did that to reduce the portfolio's price volatility in the event of strong economic growth, higher inflation, and rising interest rates. Relative to the broad municipal bond market, the shorter duration helped the portfolio during the second-quarter 2004 selloff but not for the fiscal year as a whole--the fund underperformed as longer-duration portfolios benefited more from the decline in yields and increase in bond prices.

We will continue to pursue the fund's investment objective by investing primarily in municipal securities with income exempt from federal and California income tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
AAA                                          69%                   75%
--------------------------------------------------------------------------------
AA                                           12%                    8%
--------------------------------------------------------------------------------
A                                            12%                    7%
--------------------------------------------------------------------------------
BBB                                           7%                   10%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                24%
--------------------------------------------------------------------------------
General Obligation                                                 14%
--------------------------------------------------------------------------------
Electric Revenue                                                   13%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             11%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.5%

CALIFORNIA -- 95.6%
--------------------------------------------------------------------------------
      $ 1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                  $  1,293,771
--------------------------------------------------------------------------------
        2,300,000  Alameda County COP, 6.80%,
                   6/15/17 (MBIA)(1)                                  1,289,702
--------------------------------------------------------------------------------
        5,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A,
                   (Municipal Facilities), 5.50%,
                   1/1/32 (MBIA)                                      5,504,184
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                  (Municipal Facilities), 5.625%,
                   1/1/22 (MBIA)                                      5,244,151
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/27 (MBIA)                                      6,381,814
--------------------------------------------------------------------------------
        1,000,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,258,990
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)                           4,355,561
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/17 (FSA)                        1,328,344
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School District
                   GO, Series 2001 B, (Election of
                   1999), 5.375%, 8/1/18 (FSA)                        1,322,945
--------------------------------------------------------------------------------
        3,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               4,221,420
--------------------------------------------------------------------------------
        1,000,000  Blythe Redevelopment No. 1
                   Tax Allocation Rev., 5.80%,
                   5/1/28                                             1,031,760
--------------------------------------------------------------------------------
        9,000,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/17 (XLCA)                              9,967,229
--------------------------------------------------------------------------------
        7,790,000  California Department of Water
                   Resources Rev., Series 2002 A,
                   5.375%, 5/1/22                                     8,308,736
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,326,920
--------------------------------------------------------------------------------
        2,000,000  California Educational Facilities
                   Auth. Rev., (University of
                   Pacific), 5.25%, 11/1/34                           2,047,820
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,197,581
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                         $  1,990,099
--------------------------------------------------------------------------------
        3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/21                           3,425,787
--------------------------------------------------------------------------------
        4,395,000  California GO, 5.00%, 2/1/10                       4,823,249
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%, 10/1/11
                   (AMBAC)                                            3,541,710
--------------------------------------------------------------------------------
        6,020,000  California GO, 5.25%, 11/1/19
                   (RADIAN)                                           6,510,750
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.625%, 5/1/20                      5,531,550
--------------------------------------------------------------------------------
        2,965,000  California GO, (Various
                   Purpose), 5.125%, 11/1/24                          3,079,064
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                                  2,499,240
--------------------------------------------------------------------------------
        1,135,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage Insurance)                    1,139,268
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage Insurance)                    1,294,051
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      6,135,297
--------------------------------------------------------------------------------
          835,000  California Housing Finance
                   Agency Single Family Mortgage
                   Rev., Series 1998 C4, 5.65%,
                   8/1/16 (FHA/VA)                                      846,957
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,370,680
--------------------------------------------------------------------------------
        1,000,000  California Public Works Board
                   Lease Rev., Series 1993 B,
                   (Various University of
                   California Projects), 5.25%,
                   6/1/20                                             1,100,570
--------------------------------------------------------------------------------
       18,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)(5)                            21,039,761
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,338,650
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)(2)                                    4,544,287
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $14,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC)                                  $ 15,486,289
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,308,124
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,472,026
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,893,008
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing Auth.
                   Local Obligation Rev., Series
                   1998 A, 6.375%, 9/15/21
                   (AMBAC)                                            1,655,768
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)                               14,351,849
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,710,448
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,897,546
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,571,536
--------------------------------------------------------------------------------
        2,800,000  California State University
                   Channel Islands Financing
                   Auth. Rev., Series 2004 A,
                   (Rental Housing & Town
                   Center), 2.50%, 8/1/44 (LOC:
                   Citibank N.A.)                                     2,830,324
--------------------------------------------------------------------------------
        1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/19
                   (FGIC)                                             1,816,289
--------------------------------------------------------------------------------
        2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                             2,803,217
--------------------------------------------------------------------------------
        1,975,000  Fresno Sewer Rev., Series
                   1993 A1, 6.25%, 9/1/14
                   (AMBAC)                                            2,409,046
--------------------------------------------------------------------------------
        1,965,000  Glendale Unified School
                   District GO, Series 2001 D,
                   5.375%, 9/1/20 (MBIA)                              2,162,148
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     9,948,961
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,357,994
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                       $  1,632,978
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                          3,749,935
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                       1,535,384
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance Auth.
                   Lease Rev., (Plaza Parking
                   Facility), 5.25%, 11/1/21                          1,683,452
--------------------------------------------------------------------------------
        2,745,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                              2,806,763
--------------------------------------------------------------------------------
        8,500,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA3, (Power Systems),
                   5.25%, 7/1/24                                      8,855,215
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,433,040
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,087,369
--------------------------------------------------------------------------------
        5,150,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             5,336,482
--------------------------------------------------------------------------------
       10,300,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                           12,692,380
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,221,204
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,805,470
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,152,770
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     7,027,905
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (AMBAC)                              1,842,103
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,646,747
--------------------------------------------------------------------------------
        2,825,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,340,506
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,789,275
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of
Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/19                     $  4,752,719
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/26                        5,258,900
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,245,543
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,270,730
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,178,020
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,209,145
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                587,153
--------------------------------------------------------------------------------
        1,000,000  Redwood City Elementary
                   School District GO, 5.00%,
                   8/1/16 (FGIC)                                      1,114,620
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            1,720,095
--------------------------------------------------------------------------------
        1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                          1,112,980
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,098,629
--------------------------------------------------------------------------------
       10,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                           11,053,099
--------------------------------------------------------------------------------
        3,555,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 P, 5.25%, 8/15/20 (FSA)                       3,860,623
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,189,550
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax
                   Rev., Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,199,190
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at 102%
                   of Par (MBIA)(2)                                   1,505,875
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP,
                   5.625%, 9/1/12 (AMBAC)                            11,989,223
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,797,992
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,355,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/19 (FSA)                             $  3,626,822
--------------------------------------------------------------------------------
        2,600,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/20 (FSA)                                2,797,444
--------------------------------------------------------------------------------
        2,000,000  San Francisco City & County
                   Airports Commission Issue 30
                   International Airport Rev.,
                   5.25%, 5/1/16 (XLCA)                               2,202,160
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A, (Tax
                   Increment Project Area 3),
                   6.75%, 10/1/30                                     2,940,535
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,343,737
--------------------------------------------------------------------------------
        3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                               4,936,195
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               4,835,640
--------------------------------------------------------------------------------
        2,450,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               2,792,265
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,236,400
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                             3,703,115
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,598,160
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            2,926,100
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (AMBAC)                              3,003,118
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,269,260
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09 (Pittsburgh National
                   Bank)                                              1,448,584
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18 (Pittsburgh National
                   Bank)                                              3,316,822
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                  $  8,998,694
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,605,692
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern
                   Transmission Project), 5.25%,
                   7/1/16 (FSA)                                       6,240,143
--------------------------------------------------------------------------------
        2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                             2,459,860
--------------------------------------------------------------------------------
        1,525,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (AMBAC)                             1,561,112
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            2,997,545
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,396,049
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                                1,473,917
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,133,560
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      3,028,375
--------------------------------------------------------------------------------
        1,000,000  University of California Rev.,
                   Series 2004 A, (UCLA Medical
                   Center), 5.50%, 5/15/24
                   (AMBAC)                                            1,083,430
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)(2)                           1,699,089
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                      3,522,921
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,220,855
--------------------------------------------------------------------------------
                                                                    448,147,134
--------------------------------------------------------------------------------
PUERTO RICO -- 2.9%
--------------------------------------------------------------------------------
        8,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08                                             8,642,800
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,471,680
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/12, Prerefunded
                   at 100% of Par(2)                               $    572,750
--------------------------------------------------------------------------------
                                                                     13,687,230
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $421,519,369)                                                 461,834,364
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.3%

CALIFORNIA -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 9.82%, 4/22/09 (FGIC)(3)
(Cost $1,031,045)                                                     1,260,160
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.3%

CALIFORNIA -- 1.3%
--------------------------------------------------------------------------------
          175,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.40%, 9/1/04 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                  175,000
--------------------------------------------------------------------------------
          775,000  California GO, Series 2003 A1,
                   VRDN, 1.40%, 9/1/04 (LOC:
                   Westdeutsche Landesbank AG,
                   JPMorgan Chase Bank)                                 775,000
--------------------------------------------------------------------------------
        4,300,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., (Senior
                   Living Facility), VRDN, 1.31%,
                   9/2/04 (LOC: Bank of New
                   York)                                              4,300,000
--------------------------------------------------------------------------------
          900,000  Los Angeles Water & Power
                   Rev., Subseries 2002 A8,
                   VRDN, 1.32%, 9/2/04 (SBBPA:
                   JPMorgan Chase Bank,
                   Westdeutsche Landesbank AG,
                   Bayerische Landesbank, BNP
                   Paribas, Dexia Credit Local)                         900,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $6,150,000)                                                     6,150,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(4)

           44,000  Federated California Municipal
                   Cash Trust
(Cost $44,000)                                                           44,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.1%
(Cost $428,744,414)                                                 469,288,524
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%                                (398,003)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $468,890,521
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

AUGUST 31, 2004

FUTURES CONTRACTS*

                                              Underlying Face
     Contracts Sold       Expiration Date     Amount at Value    Unrealized Loss
--------------------------------------------------------------------------------
   100  U.S. Treasury
        10-Year Note       December 2004        $11,231,250         $(65,294)
                                             ===================================

*FUTURES CONTRACTS typically are based on an index and tend to track the performance of the index or specific securities while remaining very liquid
 (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

(4) Category is less than 0.05% of net assets.

(5) Security, or a portion thereof, has been segregated for futures contracts.

See Notes to Financial Statements.

------

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Example

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER FEE EXAMPLES
--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                        BEGINNING        ENDING       DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE   ACCOUNT VALUE     3/1/04 --      EXPENSE
                         3/1/04          8/31/04          8/31/04       RATIO*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET
--------------------------------------------------------------------------------
Actual                   $1,000         $1,003.00         $2.62          0.52%
--------------------------------------------------------------------------------
Hypothetical             $1,000         $1,022.49         $2.65          0.52%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-
TERM TAX-FREE
--------------------------------------------------------------------------------
Actual                   $1,000           $996.60         $2.51          0.50%
--------------------------------------------------------------------------------
Hypothetical             $1,000         $1,022.59         $2.55          0.50%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE
--------------------------------------------------------------------------------
Actual                   $1,000           $997.80         $2.51          0.50%
--------------------------------------------------------------------------------
Hypothetical             $1,000         $1,022.59         $2.55          0.50%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CALIFORNIA LONG-
TERM TAX-FREE
--------------------------------------------------------------------------------
Actual                   $1,000           $998.60         $2.51          0.50%
--------------------------------------------------------------------------------
Hypothetical             $1,000         $1,022.59         $2.55          0.50%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half year, divided by 366, to reflect the one-half year period.

------

Statement of Assets and Liabilities

AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------
                                       CALIFORNIA          CALIFORNIA         CALIFORNIA         CALIFORNIA
                                        TAX-FREE          LIMITED-TERM       INTERMEDIATE-        LONG-TERM
                                      MONEY MARKET          TAX-FREE         TERM TAX-FREE        TAX-FREE
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $599,238,206,
$211,088,408, $386,828,621
and $428,744,414, respectively)        $599,238,206       $217,609,164        $413,508,734       $469,288,524
-----------------------------------
Cash                                        758,164                866                 816                 --
-----------------------------------
Receivable for capital
shares sold                                 655,433            360,574             111,916              9,750
-----------------------------------
Interest receivable                       1,263,339          2,304,823           5,642,107          5,988,279
-----------------------------------
Prepaid portfolio insurance                  47,624                 --                  --                 --
--------------------------------------------------------------------------------------------------------------
                                        601,962,766        220,275,427         419,263,573        475,286,553
--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                           --                 --                  --             58,078
-----------------------------------
Payable for
investments purchased                            --                 --                  --          5,550,460
-----------------------------------
Payable for capital
shares redeemed                             778,583            130,024              86,249                 --
-----------------------------------
Payable for variation margin
on futures contracts                             --                 --                  --             42,188
-----------------------------------
Accrued management fees                     251,835             91,970             175,734            194,185
-----------------------------------
Dividends payable                            50,244            103,967             347,021            551,121
--------------------------------------------------------------------------------------------------------------
                                          1,080,662            325,961             609,004          6,396,032
--------------------------------------------------------------------------------------------------------------

NET ASSETS                             $600,882,104       $219,949,466        $418,654,569       $468,890,521
==============================================================================================================
CAPITAL SHARES
--------------------------------------------------------------------------------------------------------------
Outstanding (unlimited number of
shares authorized)                      600,885,692         20,539,309          36,679,244         40,126,238
==============================================================================================================

NET ASSET VALUE PER SHARE                     $1.00             $10.71              $11.41             $11.69
==============================================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
Capital paid in                        $600,885,692       $214,328,328        $393,024,003       $430,167,942
-----------------------------------
Undistributed net
investment income                             1,996                 --                  --                 --
-----------------------------------
Accumulated net
realized loss on
investment transactions                      (5,584)          (899,618)         (1,049,547)        (1,756,237)
-----------------------------------
Net unrealized appreciation
on investments                                   --          6,520,756          26,680,113         40,478,816
--------------------------------------------------------------------------------------------------------------
                                       $600,882,104       $219,949,466        $418,654,569       $468,890,521
==============================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------------------------------------
                                       CALIFORNIA          CALIFORNIA         CALIFORNIA         CALIFORNIA
                                        TAX-FREE          LIMITED-TERM       INTERMEDIATE-        LONG-TERM
                                      MONEY MARKET          TAX-FREE         TERM TAX-FREE        TAX-FREE
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Interest                                 $6,789,107         $7,136,855         $19,222,250        $23,714,674
--------------------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                           3,097,755          1,152,924           2,201,086          2,426,504
-----------------------------------
Trustees' fees and expenses                  24,169              8,900              17,006             18,716
-----------------------------------
Portfolio insurance                          97,200                 --                  --                 --
-----------------------------------
Other expenses                                2,917                771               1,742              1,524
--------------------------------------------------------------------------------------------------------------
                                          3,222,041          1,162,595           2,219,834          2,446,744
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     3,567,066          5,974,260          17,002,416         21,267,930
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                     164,580           (899,680)           (776,749)        (1,756,223)
-----------------------------------
Change in net unrealized
appreciation on investments                      --            933,894           5,888,037         12,678,939
--------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN            164,580             34,214           5,111,288         10,922,716
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $3,731,646         $6,008,474         $22,113,704        $32,190,646
==============================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2004 AND AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------
                                              CALIFORNIA TAX-FREE                 CALIFORNIA LIMITED-TERM
                                                 MONEY MARKET                             TAX-FREE
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2004                2003                2004               2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                 $   3,567,066      $   4,990,626        $  5,974,260       $  6,398,340
-----------------------------------
Net realized gain (loss)                    164,580           (142,175)           (899,680)           200,408
-----------------------------------
Change in net
unrealized appreciation                          --                 --             933,894         (2,577,417)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 3,731,646          4,848,451           6,008,474          4,021,331
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income               (3,615,059)        (4,829,134)         (5,974,260)        (6,398,340)
-----------------------------------
From net realized gains                          --                 --             (60,656)          (405,727)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (3,615,059)        (4,829,134)         (6,034,916)        (6,804,067)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Proceeds from shares sold               568,773,384        400,535,152          68,928,584        103,841,525
-----------------------------------
Issued in connection
with acquisition                                 --        174,309,752                  --                 --
-----------------------------------
Proceeds from reinvestment
of distributions                          3,017,714          4,059,759           4,484,702          5,160,683
-----------------------------------
Payments for shares redeemed           (592,773,008)      (485,364,815)        (81,467,813)       (83,255,099)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (20,981,910)        93,539,848          (8,054,527)        25,747,109
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (20,865,323)        93,559,165          (8,080,969)        22,964,373

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     621,747,427        528,188,262         228,030,435        205,066,062
--------------------------------------------------------------------------------------------------------------
End of period                         $ 600,882,104      $ 621,747,427        $219,949,466       $228,030,435
==============================================================================================================

Undistributed net
investment income                            $1,996           $306,629                  --                 --
==============================================================================================================
TRANSACTIONS IN SHARES
OF THE FUNDS
--------------------------------------------------------------------------------------------------------------
Sold                                    568,773,384        400,535,152           6,402,252          9,598,820
-----------------------------------
Issued in connection
with acquisition                                 --        174,461,022                  --                 --
-----------------------------------
Issued in reinvestment
of distributions                          3,017,714          4,059,759             417,385            477,778
-----------------------------------
Redeemed                               (592,773,008)      (485,364,815)         (7,592,192)        (7,716,350)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                  (20,981,910)        93,691,118            (772,555)         2,360,248
==============================================================================================================

See Notes to Financial Statements.                                (continued)

------

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2004 AND AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------
                                        CALIFORNIA INTERMEDIATE-TERM               CALIFORNIA LONG-TERM
                                                   TAX-FREE                               TAX-FREE
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2004                2003               2004               2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                 $  17,002,416      $  18,572,028        $ 21,267,930      $  24,404,243
-----------------------------------
Net realized gain (loss)                   (776,749)           353,599          (1,756,223)         3,654,490
-----------------------------------
Change in net
unrealized appreciation                   5,888,037         (9,538,543)         12,678,939        (17,666,821)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                22,113,704          9,387,084          32,190,646         10,391,912
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
From net investment income              (17,002,416)       (18,572,028)        (21,411,265)       (24,404,243)
-----------------------------------
From net realized gains                          --         (1,711,879)           (174,471)                --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (17,002,416)       (20,283,907)        (21,585,736)       (24,404,243)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                50,224,370         74,151,881          46,144,755         61,811,816
-----------------------------------
Issued in connection
with acquisition                                 --                 --                  --        227,891,347
-----------------------------------
Proceeds from reinvestment
of distributions                         12,454,672         15,096,684          14,485,976         16,418,189
-----------------------------------
Payments for shares redeemed           (100,267,211)      (104,714,256)        (99,510,535)      (122,093,954)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      (37,588,169)       (15,465,691)        (38,879,804)       184,027,398
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (32,476,881)       (26,362,514)        (28,274,894)       170,015,067

NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                     451,131,450        477,493,964         497,165,415        327,150,348
--------------------------------------------------------------------------------------------------------------
End of period                         $ 418,654,569      $ 451,131,450        $468,890,521      $ 497,165,415
==============================================================================================================

Undistributed net
investment income                                --                 --                  --           $143,335
==============================================================================================================
TRANSACTIONS IN SHARES
OF THE FUNDS
--------------------------------------------------------------------------------------------------------------
Sold                                      4,389,217          6,419,910           3,952,532          5,275,521
-----------------------------------
Issued in connection
with acquisition                                 --                 --                  --         19,398,549
-----------------------------------
Issued in reinvestment
of distributions                          1,091,123          1,310,096           1,243,981          1,398,001
-----------------------------------
Redeemed                                 (8,793,299)        (9,096,606)         (8,557,548)       (10,426,334)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                   (3,312,959)        (1,366,600)         (3,361,035)        15,645,737
==============================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

AUGUST 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. The following is a summary of the funds'
significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term, and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment Management, Inc. (ACIM),
determines that the current market price of a security in a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value.
Valuations may not be readily available if, for example: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security
(as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Intermediate-Term, and Long-Term may enter into futures contracts in order to manage their exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Intermediate-Term, and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Intermediate-Term, and Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance (money market funds only), interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each of the funds and (2) a Complex Fee based on the daily net assets of all the funds managed by ACIM. The rates for the Investment
Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from
0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term. The rates for the Complex Fee range from 0.2500% to 0.3100%. For the year ended August 31,
2004, the effective annual management fee was 0.50% for Tax-Free Money Market,
Limited-Term, Intermediate-Term, and Long-Term.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums equal to 0.018% to MBIA based on participating money market funds'
market value at January 31, 2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Limited-Term, Intermediate-Term, and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions in municipal obligations, excluding short-term investments, for the year ended August 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                INTERMEDIATE-
                             LIMITED-TERM           TERM              LONG-TERM
--------------------------------------------------------------------------------
Cost of purchases            $117,403,698        $85,341,240         $85,067,264
--------------------------------------------------------------------------------
Proceeds from sales          $129,527,766       $123,693,885        $122,471,916
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2004.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2004

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term, and Long-Term, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. Limited-Term, Intermediate-Term, and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%.
Limited-Term, Intermediate-Term, and Long-Term did not borrow from the line during the year ended August 31, 2004.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 were as follows:

--------------------------------------------------------------------------------
                             TAX-FREE MONEY MARKET           LIMITED-TERM
--------------------------------------------------------------------------------
                               2004          2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $3,615,059    $4,829,134    $5,974,260    $6,495,231
--------------------------------------------------------------------------------
Long-term capital gains             --            --       $60,656      $308,836
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INTERMEDIATE-TERM              LONG-TERM
--------------------------------------------------------------------------------
                              2004           2003          2004         2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $17,002,416   $19,586,780   $21,411,265   $24,404,243
--------------------------------------------------------------------------------
Long-term capital gains             --      $697,127      $174,471            --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2004

6. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------------------
                                  TAX-FREE                      INTERMEDIATE-
                                 MONEY MARKET    LIMITED-TERM       TERM        LONG-TERM
--------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------------------
Federal tax cost
of investments                    $599,238,206   $211,088,408   $386,828,621   $428,744,414
============================================================================================
Gross tax appreciation
of investments                              --     $6,562,279    $26,681,551    $40,596,781
------------------------------
Gross tax depreciation
of investments                              --        (41,523)        (1,438)       (52,671)
--------------------------------------------------------------------------------------------
Net tax appreciation
of investments                              --     $6,520,756    $26,680,113    $40,544,110
============================================================================================
Undistributed ordinary income           $1,996             --             --             --
------------------------------
Accumulated capital losses             $(5,581)            --      $(205,608)   $(1,223,452)
------------------------------
Capital loss deferral                      $(3)     $(899,618)     $(843,939)     $(598,079)
--------------------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                          2005     2006     2007     2008     2009       2012
--------------------------------------------------------------------------------
Tax-Free Money Market    $(743)   $(506)   $(35)   $(4,297)    --            --
--------------------------------------------------------------------------------
Limited-Term                --       --      --         --     --            --
--------------------------------------------------------------------------------
Intermediate-Term           --       --      --         --     --     $(205,608)
--------------------------------------------------------------------------------
Long-Term                   --       --      --         --     --   $(1,223,452)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------

Notes to Financial Statements

AUGUST 31, 2004

7. REORGANIZATION PLANS

On September 3, 2002, Tax-Free Money Market acquired all of the net assets of
California Municipal Money Market Fund (Municipal Money Market), a fund that was issued by the trust, pursuant to a plan of reorganization approved by the shareholders of Municipal Money Market on August 2, 2002. Tax-Free Money Market
is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 174,461,022 shares of
Tax-Free Money Market for 174,461,022 shares of Municipal Money Market, outstanding on September 3, 2002. The net assets of Tax-Free Money Market and
Municipal Money Market immediately before the acquisition were $528,188,262 and
$174,309,752, respectively. Immediately after the acquisition, the combined net assets were $702,498,014.

Tax-Free Money Market acquired capital loss carryovers for federal income tax purposes of $151,270. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

On September 3, 2002, the net assets of California Insured Tax-Free Fund
(Insured), a fund issued by the trust, were acquired by Long-Term. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for 21,242,586 shares of Insured, outstanding on September 3, 2002.
The net assets of Insured and Long-Term immediately before the acquisition were
$227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended August 31, 2004, as follows:

--------------------------------------------------------------------------------
                         TAX-FREE                    INTERMEDIATE-
                       MONEY MARKET   LIMITED-TERM       TERM        LONG-TERM
--------------------------------------------------------------------------------
Exempt interest
dividends               $3,713,724      $5,970,931    $17,011,585    $21,461,201
--------------------------------------------------------------------------------
Long-term
capital gains                   --         $56,567             --       $172,195
--------------------------------------------------------------------------------

------

California Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.01       0.01       0.01       0.03       0.03
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.01)     (0.01)     (0.01)     (0.03)     (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00      $1.00      $1.00      $1.00      $1.00
================================================================================
  TOTAL RETURN(1)             0.58%      0.73%      1.24%      2.86%      3.11%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.52%      0.51%      0.51%      0.50%      0.49%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.57%      0.76%      1.24%      2.84%      3.07%
-------------------------
Net Assets, End of Period
(in thousands)              $600,882   $621,747   $528,188   $551,722   $640,476
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.70     $10.82     $10.69     $10.40     $10.27
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.28       0.30       0.35       0.42       0.41
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.01      (0.10)      0.16       0.29       0.13
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.29       0.20       0.51       0.71       0.54
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.28)     (0.30)     (0.35)     (0.42)     (0.41)
-------------------------
  From Net
  Realized Gains              --(1)     (0.02)     (0.03)       --         --
--------------------------------------------------------------------------------
  Total Distributions        (0.28)     (0.32)     (0.38)     (0.42)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.71     $10.70     $10.82     $10.69     $10.40
================================================================================
  TOTAL RETURN(2)             2.75%      1.87%      4.91%      6.94%      5.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.59%      2.78%      3.30%      3.97%      4.05%
-------------------------
Portfolio Turnover Rate        55%        34%        50%        63%        97%
-------------------------
Net Assets, End of Period
(in thousands)              $219,949   $228,030   $205,066   $163,929   $142,205
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.28     $11.55     $11.47     $11.08     $10.85
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.44       0.45       0.47       0.50       0.50
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.13      (0.23)      0.15       0.39       0.23
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.57       0.22       0.62       0.89       0.73
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.44)     (0.45)     (0.47)     (0.50)     (0.50)
-------------------------
  From Net
  Realized Gains               --       (0.04)     (0.07)       --         --
--------------------------------------------------------------------------------
  Total Distributions        (0.44)     (0.49)     (0.54)     (0.50)     (0.50)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.41     $11.28     $11.55     $11.47     $11.08
================================================================================
  TOTAL RETURN(1)             5.13%      1.91%      5.63%      8.22%      6.95%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.87%      3.89%      4.13%      4.45%      4.64%
-------------------------
Portfolio Turnover Rate        20%        25%        41%        94%        73%
-------------------------
Net Assets, End of Period
(in thousands)              $418,655   $451,131   $477,494   $449,975   $444,571
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
---------------------------------------------------------------------------------
                               2004       2003       2002       2001       2000
---------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.43     $11.75     $11.70     $11.11     $10.86
---------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income        0.51       0.53       0.53       0.55       0.56
-------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.26      (0.32)      0.05       0.59       0.25
---------------------------------------------------------------------------------
  Total From
  Investment Operations        0.77       0.21       0.58       1.14       0.81
---------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income           (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
-------------------------
  From Net
  Realized Gains               --(1)       --         --         --         --
---------------------------------------------------------------------------------
  Total Distributions         (0.51)     (0.53)     (0.53)     (0.55)     (0.56)
---------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.69     $11.43     $11.75     $11.70     $11.11
=================================================================================
  TOTAL RETURN(2)              6.83%      1.81%      5.14%     10.55%      7.79%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.50%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.39%      4.54%      4.58%      4.87%      5.24%
-------------------------
Portfolio Turnover Rate         19%        23%        43%        31%        24%
-------------------------
Net Assets, End of Period
(in thousands)               $468,891   $497,165   $327,150   $331,090   $303,480
---------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California Tax-Free Money Market Fund, California
Limited-Term Tax-Free Fund, California Intermediate-Term Tax-Free Fund, and
California Long-Term Tax-Free Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California Tax-Free Money
Market Fund, the California Limited-Term Tax-Free Fund, the California
Intermediate-Term Tax-Free Fund and the California Long-Term Tax-Free Fund (four of the five funds in the American Century California Tax-Free and Municipal
Funds, hereafter referred to as the "Funds") at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United
States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 14, 2004

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at
sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds will file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Forms N-Q are available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

Index Definitions

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market-value-weighted index designed for the long-term tax-exempt bond market. THE LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0410                                  American Century Investment Services, Inc.
SH-ANN-39953N                     (c)2004 American Century Services Corporation

[front cover]

AUGUST 31, 2004

American Century Investments
Annual Report

California High-Yield Municipal Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the annual report for the California High-Yield Municipal fund for the fiscal year ended August
31, 2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the semiannual report dated
February 28, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF AUGUST 31, 2004
                                       -----------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR     5 YEARS  10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               8.48%      6.80%     6.90%      6.49%      12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                   9.24%      7.38%     7.22%      7.76%(1)      --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT
FUNDS AVERAGE
RETURNS                      7.04%      5.65%     5.78%      6.35%(1)      --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 8/31/04(2)   15 of 128   2 of 98   1 of 61   10 of 27(1)     --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking as of 9/30/04(2)   8 of 128    2 of 98   1 of 63   10 of 27(1)     --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*          8.21%       --        --        6.09%(3)
   With sales charge*        3.38%       --        --        3.06%(3)
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*          7.40%       --        --        5.31%(3)
   With sales charge*        3.40%       --        --        2.84%(3)
--------------------------------------------------------------------------------
C Class                      7.49%       --        --        5.48%(3)    1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 4.50% initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(3) Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A, B, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made August 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended August 31
----------------------------------------------------------------------------------------------------
                   1995    1996     1997     1998     1999    2000     2001    2002    2003    2004
----------------------------------------------------------------------------------------------------
Investor Class     7.09%   8.02%   10.61%    9.35%    0.26%   6.70%    9.50%   6.07%   3.35%   8.48%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index         9.43%   6.88%   11.24%   10.51%   -2.14%   7.34%   12.35%   5.62%   2.62%   9.24%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
4

Shareholder Fee Example

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CALIFORNIA HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                     BEGINNING          ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE    ACCOUNT VALUE      3/1/04 -        EXPENSE
                       3/1/04           8/31/04          8/31/04        RATIO*
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,015.70         $2.69           0.53%
--------------------------------------------------------------------------------
A Class                $1,000          $1,014.40         $3.95           0.78%
--------------------------------------------------------------------------------
B Class                $1,000          $1,010.60         $7.73           1.53%
--------------------------------------------------------------------------------
C Class                $1,000          $1,010.60         $7.73           1.53%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000          $1,022.44         $2.70           0.53%
--------------------------------------------------------------------------------
A Class                $1,000          $1,021.17         $3.97           0.78%
--------------------------------------------------------------------------------
B Class                $1,000          $1,017.35         $7.79           1.53%
--------------------------------------------------------------------------------
C Class                $1,000          $1,017.35         $7.79           1.53%
--------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half year, divided by 366, to reflect the one-half year period.

------
5

California High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

RETURN SUMMARY & PERSPECTIVE

California High-Yield Municipal (Cal High-Yield) returned 8.48%* for the fiscal year ended August 31, 2004, the fund's highest fiscal-year return since 2001 and significantly above its average annual return since inception (see pages 2-3).
The fund performed well as the U.S. bond market rallied and yields fell.

Investors in Cal High-Yield benefited from above-average absolute AND comparative returns for the fiscal year--the fund continued to rank highly among
California municipal debt funds (see page 2). Fund and peer group returns lagged those of the Lehman Brothers Long-Term Municipal Bond Index because the index's longer duration (greater price sensitivity to interest rate changes) boosted its return.

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek high current income that is exempt from federal and California income tax. As of August 31, 2004, we'd invested 56% of the portfolio in below-investment-grade debt (either rated below BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk, which produces more income and helps reduce the portfolio's price sensitivity to interest rate changes.

The fund's 30-day SEC yield declined from 5.09% on August 31, 2003 to 4.58% at fiscal year end as the bond market rallied. That still translated to attractive tax-equivalent yields for California investors (see the yield table above).

ECONOMIC & MARKET PERSPECTIVE

U.S. bond prices rose and yields fell for the fiscal year as economic growth slowed and inflation spiked, then settled down. After growing at a 7.4% annual rate in the third quarter of 2003, U.S. economic expansion slowed to a 3.3% rate in the second quarter of 2004 as higher energy prices reduced consumer spending and threatened corporate profits.

Inflation became a concern as the monthly change in the "core" consumer price index (CPI minus energy and food prices) rose 0.4% in March 2004, the highest since November 2001. That, plus spikes in job growth and retail sales, helped trigger a bond selloff in April

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           8/31/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  20.9 yrs              21.7 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 6.3 yrs               7.6 yrs
--------------------------------------------------------------------------------

YIELDS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        4.58%
--------------------------------------------------------------------------------
A Class                                               4.13%
--------------------------------------------------------------------------------
B Class                                               3.58%
--------------------------------------------------------------------------------
C Class                                               3.58%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    6.73%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    7.01%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    7.54%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    7.77%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income tax.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                     (continued)

------
6

California High-Yield Municipal - Portfolio Commentary

and May of 2004 and helped motivate the Federal Reserve (the Fed) to start raising its overnight interest rate target to combat potential future inflation.

But core inflation returned to a mild 0.1% monthly rate during the summer of
2004 and job growth decelerated as the economy hit what the Fed described as a
"soft patch." That helped produce a fiscal-year-ending bond rally that--when matched with gains from the beginning of the period--more than offset the
April-May losses.

For the fiscal year, tax-exempt municipal securities generally outperformed taxable securities--the broad Lehman Brothers Municipal Bond Index returned
7.11% compared with 6.13% for the Lehman Brothers U.S. Aggregate Index.
Municipals benefited from declining issuance (less supply) and continued
improvement in state economic growth, which meant higher tax revenues.

PORTFOLIO POSITIONING & STRATEGY

We use a consistent and disciplined approach (discussed below and in the Yield
Summary) with the portfolio that we believe has been key to the fund's success over the last 10 years. In addition, given expectations of improving economic conditions and higher interest rates in the longer term, we reduced the portfolio's price sensitivity to interest rate changes (see the table at the bottom of page 6).

We continued to employ techniques designed to realize capital appreciation as well as income, including investments in land-based bonds, which represented the portfolio's largest sector position at the beginning, middle, and end (see the table above) of the fiscal year. Land-based bonds have potential for price appreciation as economic conditions improve and/or the projects are developed and their finances solidify.

We also focused on the foundations of our approach--thorough credit reviews and careful security selection. Though past performance is no guarantee of future results, we believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception. We will continue to pursue the fund's investment objective by investing primarily in municipal securities with income exempt from federal and California income tax.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           8/31/04               2/29/04
--------------------------------------------------------------------------------
AAA                                          32%                   29%
--------------------------------------------------------------------------------
AA                                            2%                    --
--------------------------------------------------------------------------------
BBB                                          10%                    9%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      55%                   61%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF AUGUST 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         42%
--------------------------------------------------------------------------------
General Obligation                                                 13%
--------------------------------------------------------------------------------
Certificate of Participation/Leases                                 8%
--------------------------------------------------------------------------------
Electric Revenue                                                    7%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              5%
--------------------------------------------------------------------------------

------
7

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.0%

CALIFORNIA -- 98.0%
--------------------------------------------------------------------------------
       $1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    438,440
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,149,340
--------------------------------------------------------------------------------
        2,325,000  Alhambra City Elementary
                   School District GO, Series
                   2004 B, (Election of 1999),
                   5.00%, 9/1/26 (FGIC)                               2,390,408
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)                                       1,430,784
--------------------------------------------------------------------------------
          920,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15                                     962,532
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28                                   3,036,510
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth. Rev.,
                   Series 2003 A, 6.875%, 9/1/27                      2,661,250
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               521,994
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               502,640
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               386,500
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (AMBAC)(1)                                    558,920
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (AMBAC)(1)                                  1,054,160
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             700,717
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                             678,248
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             657,579
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,583,049
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                          2,930,080
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)(2)                          $  2,752,150
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,633,234
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       1,934,070
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B (Palomar Estates
                   E&W), 7.00%, 9/15/36(3)                            6,596,388
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,262,340
--------------------------------------------------------------------------------
        1,435,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24                                            1,498,370
--------------------------------------------------------------------------------
        2,985,000  California Statewide
                   Communities Development
                   Auth. COP, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                      3,048,521
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Windward School),
                   6.90%, 9/1/23                                      2,045,320
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Rev., (Thomas Jefferson
                   School of Law), 7.75%,
                   10/1/31                                            2,132,180
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,805,384
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/31                                      2,558,475
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/31                                      2,476,359
--------------------------------------------------------------------------------
        4,070,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (No. 90-2
                   Talega), 6.00%, 9/1/32                             4,159,337
--------------------------------------------------------------------------------
        4,250,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (No. 90-2
                   Talega), 6.00%, 9/1/33                             4,340,313
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,067,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/23
                   (MBIA)(1)                                       $    411,972
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/24
                   (MBIA)(1)                                            383,334
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/25
                   (MBIA)(1)                                            360,708
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/26
                   (MBIA)(1)                                            335,688
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,849,940
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 01-1 Area A),
                   6.10%, 9/1/32                                      2,212,011
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 06-1 Eastlake
                   Woods Area A), 6.20%, 9/1/33                       3,771,540
--------------------------------------------------------------------------------
        7,995,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 99-1), 7.625%,
                   9/1/29                                             8,520,910
--------------------------------------------------------------------------------
        2,000,000  City of Lincoln Community
                   Facilities District No. 2003-1
                   Special Tax Rev., 6.00%,
                   9/1/34                                             2,033,000
--------------------------------------------------------------------------------
           60,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   (Oakhurst Assessment
                   District), 8.00%, 9/2/14                              61,811
--------------------------------------------------------------------------------
            5,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1988 A, (Oakhurst
                   Assessment District), 8.40%,
                   9/2/10                                                 5,249
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,921,492
--------------------------------------------------------------------------------
          570,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $570,000)(4)                                         668,696
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               840,521
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,872,850
--------------------------------------------------------------------------------
        1,010,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/24
                   (FSA)(1)                                             364,378
--------------------------------------------------------------------------------
        1,035,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/25
                   (FSA)(1)                                             349,023
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                $    438,438
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 1992-1), 5.60%,
                   9/1/09                                             4,822,821
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 2001-1 Promontory
                   Specific), 6.30%, 9/1/31                           2,595,375
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/20
                   (FGIC)                                             1,149,550
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 9/1/09, Prerefunded at
                   102% of Par(2)                                     5,142,712
--------------------------------------------------------------------------------
        3,825,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,975,514
--------------------------------------------------------------------------------
        1,500,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 7), 7.25%, 9/1/04,
                   Prerefunded at 102% of Par(2)                      1,530,000
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 7), 5.75%, 9/1/14                     2,655,628
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 10), 7.00%, 9/1/24                    4,571,853
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities
                   District No. 14), 6.30%, 9/1/32                    6,747,974
--------------------------------------------------------------------------------
        2,500,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1994 B, (Jurupa Hills),
                   7.70%, 1/1/05, Prerefunded at
                   102% of Par(2)                                     2,602,725
--------------------------------------------------------------------------------
        5,000,000  Fullerton Unified School
                   District Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,427,749
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,083,490
--------------------------------------------------------------------------------
        1,170,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facility),
                   7.75%, 9/1/05, Prerefunded at
                   102% of Par(2)                                     1,267,777
--------------------------------------------------------------------------------
        1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                              1,811,920
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                2,982,762
--------------------------------------------------------------------------------
        3,460,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,703,999
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  Highland Special Tax Rev.,
                   (Community Facilities
                   District No. 01-1), 6.45%,
                   9/1/28                                          $  2,075,440
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,320,300
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,052,220
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              262,220
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,637,875
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,098,860
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Unified School
                   District GO, Series 2003 A,
                   5.00%, 1/1/28 (MBIA)                               4,104,600
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24 (FGIC)(1)                      538,845
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (AMBAC)(3)                           7,738,624
--------------------------------------------------------------------------------
        2,410,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,531,826
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,686,100
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities
                   No. 2002-1), 6.20%, 9/1/32                         4,132,080
--------------------------------------------------------------------------------
        1,920,000  Murrieta Community Facilities
                   District No. 2 Special Tax Rev.,
                   Series 2004 A, (The Oaks
                   Improvement Area), 6.00%,
                   9/1/34                                             1,956,845
--------------------------------------------------------------------------------
        4,100,000  Murrieta Special Tax Rev.,
                   (Community Facilities
                   District No. 2000-1), 6.375%,
                   9/1/30                                             4,282,491
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%,
                   9/1/25                                             3,610,565
--------------------------------------------------------------------------------
        3,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A,
                   (No. 2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                        3,080,910
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/21                                         $  2,184,100
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/29                                            1,449,487
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A, (No. 01-1
                   Ladera Ranch), 6.25%,
                   8/15/30                                            4,744,454
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/32                                            2,463,624
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,405,900
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,302,260
--------------------------------------------------------------------------------
        5,000,000  Palmdale Water District COP,
                   5.00%, 10/1/34 (FGIC)(5)                           5,074,200
--------------------------------------------------------------------------------
        2,725,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,794,433
--------------------------------------------------------------------------------
          500,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                                517,495
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2004 A, 6.125%, 9/1/34                             3,049,710
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              359,930
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              345,290
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25
                   (AMBAC)(1)                                           973,182
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,864,765
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,562,695
--------------------------------------------------------------------------------
        1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                              844,480
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,284,338
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                         $    866,103
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,363,400
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              361,470
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             5,719,611
--------------------------------------------------------------------------------
        4,910,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                           5,082,587
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/26                                     1,913,337
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                               995,020
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              651,984
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                              899,940
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,626,191
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (Assessment
                   District No. 168 - Rivercrest),
                   6.70%, 9/2/26                                      2,164,522
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2000 A, (Community
                   Facilities District No. 7),
                   7.00%, 9/1/30                                      5,432,576
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,451,440
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       676,637
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       694,284
--------------------------------------------------------------------------------
        1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                     1,567,080
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,388,081
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,189,550
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                      $  4,137,400
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/24 (FGIC)(1)                              928,983
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/25 (FGIC)(1)                              897,005
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,127,609
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded at
                   102% of Par(2)                                     1,077,340
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     855,450
--------------------------------------------------------------------------------
        1,580,000  San Juan California Unified
                   School District GO, 5.94%,
                   8/1/24 (FGIC)(1)                                     570,017
--------------------------------------------------------------------------------
        1,595,000  San Juan California Unified
                   School District GO, 5.94%,
                   8/1/25 (FGIC)(1)                                     537,866
--------------------------------------------------------------------------------
        5,000,000  San Marcos Public Facilities
                   Auth. Special Tax Rev., Series
                   2004 A, 5.00%, 9/1/34 (FGIC)(5)                    5,073,900
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,314,455
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/21                         8,168,806
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,266,834
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        599,480
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,594,800
--------------------------------------------------------------------------------
        1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                            783,813
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/18 (AMBAC)                                     1,366,752
--------------------------------------------------------------------------------
        1,000,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Brookside Estates No. 90-2),
                   6.20%, 8/1/15                                      1,045,950
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West
                   No. 2001-1), 6.375%, 9/1/32                     $  4,361,583
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities
                   District No. 1), 7.75%, 8/1/32                     5,040,350
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,108,468
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                              857,875
--------------------------------------------------------------------------------
        1,720,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/1/05, Prerefunded
                   at 102% of Par(2)                                  1,859,509
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(2)                                  2,355,120
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (AMBAC)                                    1,567,170
--------------------------------------------------------------------------------
        3,650,000  Vallejo Hiddenbrooke
                   Improvement District No. 1
                   Rev., 6.50%, 9/1/31                                3,723,000
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,043,780
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,448,057
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%, 9/1/29                    1,026,150
--------------------------------------------------------------------------------
        2,000,000  Yuba City Redevelopment
                   Agency Tax Allocation Rev.,
                   6.00%, 9/1/31                                      2,039,920
--------------------------------------------------------------------------------
        2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                          1,039,972
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                       $    516,900
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $325,366,952)                                                 345,135,223
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.1%

CALIFORNIA -- 3.1%
--------------------------------------------------------------------------------
        2,625,000  California Department of Water
                   Resources Rev., Series 2002 B2,
                   VRDN, 1.40%, 9/1/04 (LOC:
                   BNP Paribas)                                       2,625,000
--------------------------------------------------------------------------------
        1,100,000  California Department of Water
                   Resources Rev., Series 2002 B6,
                   VRDN, 1.33%, 9/1/04 (LOC:
                   State Street Bank & Trust Co.)                     1,100,000
--------------------------------------------------------------------------------
        5,650,000  California Economic Recovery
                   Rev., Series 2004 C1, VRDN,
                   1.40%, 9/1/04 (SBBPA:
                   Landesbank
                   Baden-Wuerttemberg)                                5,650,000
--------------------------------------------------------------------------------
        1,500,000  California Economic Recovery
                   Rev., Series 2004 C3, VRDN,
                   1.32%, 9/1/04 (SBBPA:
                   Landesbank Hessen
                   Thuringen-Girozentrale)                            1,500,000
--------------------------------------------------------------------------------
          200,000  Los Angeles Convention &
                   Exhibit Center Auth. Rev.,
                   Series 2003 E, VRDN, 1.32%,
                   9/1/04 (AMBAC)                                       200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $11,075,000)                                                   11,075,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 101.1%
(Cost $336,441,952)                                                 356,210,223
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (1.1)%                                                (3,994,794)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $352,215,429
================================================================================

See Notes to Financial Statements.                                  (continued)

------
12

California High-Yield Municipal - Schedule of Investments

AUGUST 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2004.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2004, was $668,696, which represented 0.2% of net assets.

(5) When-issued security.

See Notes to Financial Statements.

------
13

Statement of Assets and Liabilities

AUGUST 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $336,441,952)             $356,210,223
----------------------------------------------------------
Cash                                                                     17,361
----------------------------------------------------------
Receivable for capital shares sold                                       92,430
----------------------------------------------------------
Interest receivable                                                   6,477,920
--------------------------------------------------------------------------------
                                                                    362,797,934
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    10,027,350
----------------------------------------------------------
Accrued management fees                                                 152,368
----------------------------------------------------------
Distribution fees payable                                                 5,169
----------------------------------------------------------
Service fees and service and
distribution fees (A Class) payable                                       3,929
----------------------------------------------------------
Dividends payable                                                       393,689
--------------------------------------------------------------------------------
                                                                     10,582,505
--------------------------------------------------------------------------------
NET ASSETS                                                         $352,215,429
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                    $336,124,764
----------------------------------------------------------
Accumulated net realized loss on investment transactions             (3,677,606)
----------------------------------------------------------
Net unrealized appreciation on investments                           19,768,271
--------------------------------------------------------------------------------
                                                                   $352,215,429
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $332,433,657
----------------------------------------------------------
Shares outstanding                                                   33,466,862
----------------------------------------------------------
Net asset value per share                                                 $9.93
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                          $11,499,278
----------------------------------------------------------
Shares outstanding                                                    1,157,658
----------------------------------------------------------
Net asset value per share                                                 $9.93
----------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                $10.40
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                             $866,027
----------------------------------------------------------
Shares outstanding                                                       87,185
----------------------------------------------------------
Net asset value per share                                                 $9.93
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                           $7,416,467
----------------------------------------------------------
Shares outstanding                                                      746,639
----------------------------------------------------------
Net asset value per share                                                 $9.93
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
14

Statement of Operations

YEAR ENDED AUGUST 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------
Interest                                                            $20,082,404
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------
Management fees                                                       1,828,107
----------------------------------------------------------
Distribution fees:
----------------------------------------------------------
 B Class                                                                  5,346
----------------------------------------------------------
 C Class                                                                 32,911
----------------------------------------------------------
Service fees:
----------------------------------------------------------
 B Class                                                                  1,782
----------------------------------------------------------
 C Class                                                                 11,750
----------------------------------------------------------
Service and distribution fees -- A Class                                 12,696
----------------------------------------------------------
Trustees' fees and expenses                                              13,223
----------------------------------------------------------
Other expenses                                                            1,299
--------------------------------------------------------------------------------
                                                                      1,907,114
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                18,175,290
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            568,784
----------------------------------------------------------
Change in net unrealized appreciation on investments                  9,105,321
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      9,674,105
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $27,849,395
================================================================================

See Notes to Financial Statements.

------
15

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2004 AND AUGUST 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $ 18,175,290    $ 19,046,496
------------------------------------------
Net realized gain                                       568,784       2,432,147
------------------------------------------
Change in net unrealized appreciation                 9,105,321      (8,884,940)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            27,849,395      12,593,703
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                    (17,689,637)    (19,035,177)
------------------------------------------
  A Class                                              (255,359)        (16,544)
------------------------------------------
  B Class                                               (30,554)         (3,397)
------------------------------------------
  C Class                                              (203,979)        (32,656)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (18,179,529)    (19,087,774)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       4,194,160     (28,215,080)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                13,864,026     (34,709,151)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 338,351,403     373,060,554
--------------------------------------------------------------------------------
End of period                                      $352,215,429    $338,351,403
================================================================================

Undistributed net investment income                          --          $4,239
================================================================================

See Notes to Financial Statements.

------
16

Notes to Financial Statements

AUGUST 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class, B Class and C
Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM), determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
17

Notes to Financial Statements

AUGUST 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a
Complex Fee based on the daily net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1925% to 0.3100% and the rates for the Complex Fee range from 0.2500% to 0.3100%. For the year ended
August 31, 2004, the effective annual management fee for the Investor, A, B and
C Classes was 0.53%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                               B            C
--------------------------------------------------------------------------------
Distribution Fee                                             0.75%        0.75%
--------------------------------------------------------------------------------
Service Fee                                                  0.25%        0.25%
--------------------------------------------------------------------------------

Effective January 2, 2004, the distribution fee for the C Class increased from
0.50% to 0.75%. This increase was approved by shareholders on November 21, 2003.
The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily and paid monthly in arrears based on each class's daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the year ended August 31, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2004, were $66,756,239 and $65,720,652, respectively.

                                                                    (continued)

------
18

Notes to Financial Statements

AUGUST 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                     SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2004

Sold                                                4,131,134      $ 40,715,901
----------------------------------------
Issued in reinvestment of distributions             1,323,770        13,039,500
----------------------------------------
Redeemed                                           (6,593,481)      (64,790,005)
--------------------------------------------------------------------------------
Net decrease                                       (1,138,577)     $(11,034,604)
================================================================================
YEAR ENDED AUGUST 31, 2003

Sold                                                7,026,194     $  69,272,601
----------------------------------------
Issued in reinvestment of distributions             1,437,328        14,172,893
----------------------------------------
Redeemed                                          (11,772,299)     (116,092,877)
--------------------------------------------------------------------------------
Net decrease                                       (3,308,777)    $ (32,647,383)
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2004

Sold                                                1,074,803       $10,557,050
----------------------------------------
Issued in reinvestment of distributions                18,526           182,173
----------------------------------------
Redeemed                                              (68,942)         (676,060)
--------------------------------------------------------------------------------
Net increase                                        1,024,387       $10,063,163
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                  133,401        $1,318,703
----------------------------------------
Issued in reinvestment of distributions                 1,608            15,777
----------------------------------------
Redeemed                                               (1,738)          (17,032)
--------------------------------------------------------------------------------
Net increase                                          133,271        $1,317,448
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2004

Sold                                                   54,328          $538,038
----------------------------------------
Issued in reinvestment of distributions                 1,538            15,148
----------------------------------------
Redeemed                                               (5,157)          (50,626)
--------------------------------------------------------------------------------
Net increase                                           50,709          $502,560
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                   36,897          $366,089
----------------------------------------
Issued in reinvestment of distributions                   203             1,990
----------------------------------------
Redeemed                                                 (624)           (6,028)
--------------------------------------------------------------------------------
Net increase                                           36,476          $362,051
================================================================================

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

                                                                    (continued)

------
19

Notes to Financial Statements

AUGUST 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                      SHARES           AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED AUGUST 31, 2004

Sold                                                  569,104       $ 5,642,468
----------------------------------------
Issued in reinvestment of distributions                 8,192            80,529
----------------------------------------
Redeemed                                             (108,413)       (1,059,956)
--------------------------------------------------------------------------------
Net increase                                          468,883       $ 4,663,041
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                  436,711       $ 4,343,178
----------------------------------------
Issued in reinvestment of distributions                 1,971            19,390
----------------------------------------
Redeemed                                             (160,926)       (1,609,764)
--------------------------------------------------------------------------------
Net increase                                          277,756       $ 2,752,804
================================================================================

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended August 31, 2004.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2004 and August 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                         2004           2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                       $18,179,529    $19,087,774
--------------------------------------------------------------------------------
Long-term capital gains                                        --             --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------
20

Notes to Financial Statements

AUGUST 31, 2004

7. FEDERAL TAX INFORMATION (CONTINUED)

As of August 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $336,441,952
================================================================================
Gross tax appreciation of investments                               $19,859,000
--------------------------------------------------------
Gross tax depreciation of investments                                   (90,729)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $19,768,271
================================================================================
Undistributed ordinary income                                                --
--------------------------------------------------------
Accumulated capital losses                                          $(3,677,606)
--------------------------------------------------------
Capital loss deferral                                                        --
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $727,045 and $2,950,561 expire in 2008 and 2009, respectively.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $18,145,079 of exempt interest dividends for the fiscal year ended August 31, 2004.

------
21

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $9.65      $9.84      $9.79      $9.44      $9.36
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.52       0.52       0.52       0.52       0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.28      (0.19)      0.05       0.35       0.08
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.80       0.33       0.57       0.87       0.60
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.52)     (0.52)     (0.52)     (0.52)     (0.52)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $9.93      $9.65      $9.84      $9.79      $9.44
================================================================================
  TOTAL RETURN(1)             8.48%      3.35%      6.07%      9.50%      6.70%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.53%      0.54%      0.54%      0.54%      0.54%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    5.30%      5.24%      5.37%      5.45%      5.64%
-------------------------
Portfolio Turnover Rate        19%        30%        32%        47%        52%
-------------------------
Net Assets, End of Period
(in thousands)              $332,434   $334,032   $373,061   $336,400   $318,197
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
22

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.50        0.29
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.78        0.15
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.50)      (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             8.21%       1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         0.78%     0.78%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         5.05%     5.04%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                     $11,499     $1,286
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
23

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   B CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.42        0.25
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.70        0.11
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.42)      (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             7.40%       1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.53%     1.53%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         4.30%     4.43%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                      $866        $352
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
24

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   C CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $9.65       $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------
  Net Investment Income                                       0.43        0.26
-------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                     0.28       (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.71        0.12
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------
  From Net Investment Income                                 (0.43)      (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $9.93       $9.65
================================================================================
  TOTAL RETURN(2)                                             7.49%       1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                         1.48%     1.28%(3)
-------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                         4.35%     4.59%(3)
-------------------------------------------------
Portfolio Turnover Rate                                        19%       30%(4)
-------------------------------------------------
Net Assets, End of Period (in thousands)                     $7,416      $2,681
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
25

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century California Tax-Free and Municipal Funds
and Shareholders of the California High-Yield Municipal Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California High-Yield Municipal
Fund (one of the five funds in the American Century California Tax-Free and
Municipal Funds, hereafter referred to as the "Fund") at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 14, 2004

------
26

Management

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
27

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
28

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's trustees and is available without charge upon request by calling 1-800-345-2021.

------
29

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, Class B, and C Class. The total expense ratios of A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C
Class shares also are subject to a Rule 12b-1 service and distribution fee of
1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
30

Additional Information

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at
sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for the periods ending on or after July 9, 2004.
The fund's Form N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

------
31

Index Definitions

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

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32

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0410                                  American Century Investment Services, Inc.
SH-ANN-39954N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s  Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert Eisenstat is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services  rendered by the principal  accountant  for the audit of the registrant's annual financial statements or services that are normally  provided by the accountant in connection  with statutory and regulatory  filings or engagements  for those fiscal years were as follows:

          FY 2003:  $84,064
          FY 2004:  $123,645

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant  that are reasonably related to the performance of the audit of the registrant's financial  statements and are not reported under paragraph (a) of this
          Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services  rendered by the principal  accountant  for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $14,400
          FY 2004:  $28,380

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products and services provided by the principal accountant, other than the services  reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
          2-01 of Regulation S-X (relating to certain  engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)      The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $125,850
          FY 2004:  $28,380

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century California Tax-Free and Municipal Funds

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: November 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: November 4, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: November 4, 2004